                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-07538

                          LORD ABBETT SECURITIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
--------------------------------------------------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: (800) 201-6984
                                                            --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  4/30/04
                           -------

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ITEM 1:  REPORT TO SHAREHOLDERS.
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[LORD ABBETT LOGO]

2004
 SEMI-
ANNUAL
  REPORT

LORD ABBETT

ALL VALUE FUND

ALPHA FUND

INTERNATIONAL CORE EQUITY
 FUND

INTERNATIONAL OPPORTUNITIES
 FUND

LARGE-CAP VALUE FUND

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

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LORD ABBETT SECURITIES TRUST SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Lord Abbett Securities Trust's strategies and performance for the six-month period ended April 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

    BEST REGARDS,

    /s/ Robert S. Dow

    ROBERT S. DOW
    CHAIRMAN

--------------------------------------------------------------------------------

Q:  WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: Favorable economic news and strong U.S. equity returns during November and December brought 2003 to a positive close. Manufacturing, inventory investment and capital spending all showed signs of improvement. Unemployment reports were also encouraging, as inflation and interest rates remained steady through year-end. As a result of the tax bill and positive macroeconomic environment, capital spending increased, particularly in technology.

    This economic growth continued into the beginning of 2004, largely due to strong consumer and capital spending. Corporate profits rose triggered by a rise in industrial production. In January and February, inflation and short-term interest rates continued to remain stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment.

    In March and April, the number of jobs increased and unemployment stabilized. The U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March. Meanwhile, producer prices moved higher both months (March 0.5%, April 0.7%) driven by the higher costs of gasoline and food, suggesting an inflationary trend and the possibility of an interest rate increase in the coming months.

    The increasing likelihood of a sustainable economic recovery in the United States, continuing strong growth in China and generally low inflation worldwide combined to improve both consumer and business sentiment in international markets. International small-cap stocks rallied throughout the period, as investors looked to this sector of the equity market to respond first to a cyclical recovery.

                                                                               1
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    Continental Europe provided the strongest performance, even in local currency terms, in the first three months of the fiscal year, followed by Asia ex-Japan. By the second half, however, Japanese equity markets took the lead, an encouraging turn of events, given that nation's decade-long period of stagnation and deflation. Meanwhile, a stronger pound contributed to positive returns in United Kingdom equities, when measured in U.S. dollars.

    Overall, small-cap consumer discretionary stocks provided strong performance, particularly in Japan and continental Europe, as consumers increased their spending on durable goods, apparel, hotels and leisure. The strengthening economic outlook also provided support to industrial stocks. Underperforming sectors included utilities, an industry that is heavily regulated and slower to respond to market shifts, and information technology, which was the best performer in 2003 and was probably due for a correction.

LORD ABBETT
ALL VALUE FUND

Q:  HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2004?

A: For the six-month period ended April 30, 2004, the Fund returned 8.2%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 3000(R) Value Index,(1) which returned 8.2% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: 18.98%, 5 Years: 4.18% and Life of Class A shares (July 15, 1996) are: 11.64%.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The greatest contribution to the portfolio's performance relative to its benchmark was its underweight and stock selection within the financial services sector. Price appreciation in this interest rate-sensitive sector lagged as bond yields increased, reflecting investors' expectations that the Federal Reserve would hike short-term rates in mid-2004. Stock selection within the

2
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sector also helped performance as the portfolio's second largest financial services holding was acquired by another financial services company, boosting stock prices.

    Also contributing to performance during the period were the portfolio's good stock selections within producer durable goods and healthcare sectors. Consumer demand for durable goods was robust in the period, creating particular strength in that sector.

    Stock selection within the consumer discretionary sector was the biggest detractor from performance due to lower-than-expected sales from two smaller-cap holdings. The consumer discretionary sector includes stocks in the consumer durables, apparel, media, hotel and leisure industries.

    The portfolio underperformed its benchmark within the energy sector, as a few select energy stocks in the portfolio appreciated less than the sector as a whole. Nonetheless, energy was the Fund's top-performing sector, as energy companies continued to gain from sustained increases in crude oil and natural gas prices.

    An underweight position in integrated oils also detracted from performance, as that sector performed well in the period.

    The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

LORD ABBETT ALPHA FUND

Q:  HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2004?

A: The Alpha Fund uses a "fund of funds" approach, which currently divides assets among the Lord Abbett Developing Growth Fund, Lord Abbett Securities Trust-International Opportunities Fund and Lord Abbett Small-Cap Value Fund. As a result, the Fund's performance is directly related to the performance of its underlying funds.

    For the six-month period ended April 30, 2004, the Fund returned 8.3%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the S&P/Citigroup Small Cap World Index,(2) which returned 10.8% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: 32.94%, 5 Years: 1.04% and Life of Class A shares (March 18, 1998): 0.93%.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE

                                                                               3
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FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE
WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

LORD ABBETT DEVELOPING GROWTH FUND COMPONENT
(APPROXIMATELY 27.5% OF ALPHA FUND'S PORTFOLIO)

Q:  HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2004?

A: For the six-month period ended April 30, 2004, the Fund returned -3.4%, reflecting performance at the Net Asset Value (NAV) of Class Y shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Growth Index(3) which returned 4.0% over the same period. Standardized Average Annual Total Returns, which reflect performance of Class Y share investments and include the reinvestment of all distributions are 1 Year: 30.12%, 5 Years:
-1.04% and Life of Class Y shares (December 30, 1997): 2.08%.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection within the materials and processing sector was a major detractor from performance. This was primarily attributable to a decline in one large holding due to investor concerns about market share losses to a Japanese competitor.

    Also detracting from performance was stock selection within the technology sector. Particularly problematic were two semiconductor holdings that failed to deliver on high earnings expectations, as the cyclical upturn in business spending on technology was delayed. Although stock selection within the consumer discretionary sector had a negative impact on the portfolio, one stock, an Internet retailer of closed-out merchandise, made a large positive contribution to performance as its sales growth accelerated. Stock selection also hurt performance within the healthcare sector; with the exception of three specialty pharmaceutical companies, which helped performance as their new drugs generated strong sales.

    The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of

4
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portfolio assets are subject to change. Sectors may include many industries.

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND COMPONENT
(APPROXIMATELY 41.9% OF ALPHA FUND'S PORTFOLIO)

Q:  HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2004?

A: For the six-month period ended April 30, 2004, the Fund returned 15.9%, reflecting performance at the Net Asset Value (NAV) of Class Y shares with all distributions reinvested, compared with its benchmark, the S&P/Citigroup US $500 Million-US $2.5 Billion World ex-U.S. Index,(4) which returned 13.7% over the same period. Standardized Average Annual Total Returns, which reflect performance of Class Y shares and include the reinvestment of all distributions are 1 Year: 52.09%, 5 Years: -6.32% and Life of Class Y shares (December 30,
1997): -0.62%.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

See discussion on page 6.

LORD ABBETT SMALL-CAP VALUE FUND COMPONENT
(APPROXIMATELY 30.4% OF ALPHA FUND'S PORTFOLIO)

Q:  HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2004?

A: For the six-month period ended April 30, 2004, the Fund returned 11.0%, reflecting performance at the Net Asset Value (NAV) of Class Y shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Value Index(5) which returned 9.1% over the same period. Standardized Average Annual Total Returns, which reflect performance of Class Y share investments and include the reinvestment of all distributions are 1 Year: 41.28%, 5 Years:
16.12% and Life of Class Y shares (December 30, 1997): 11.23%.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

                                                                               5
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Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection within the technology sector was the strongest contributor to performance. Following several quarters of strength, the technology sector, where the portfolio was overweight, weakened during the period. However, our stock selection within the sector offset the negative impact.

    Stock selection and an overweight position within the materials processing sector also benefited performance, as an improving economy began to spark increased demand for steel, aluminum and other raw materials needed for manufacturing and production. The portfolio's continuing underweight in financial services, a sector that typically underperforms in periods of rising interest rates, also proved beneficial.

    Detracting from performance was stock selection within the energy sector, where an emphasis on energy services as opposed to energy production holdings had a negative impact. The portfolio was also overweight natural gas stocks, a sector which underperformed oil stocks as crude oil prices rose to near-record levels. Stock selection within the consumer discretionary sector, which generally performed well, also detracted from the portfolio's relative performance, as did a few select stocks within the sector that underperformed during the period. The consumer discretionary sector includes stocks in the consumer durables, apparel, media, hotel and leisure industries.

    The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

LORD ABBETT INTERNATIONAL OPPORTUNITIES FUND

Q:  HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2004?

A: For the six-month period ended April 30, 2004, the Fund returned 15.7%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the S&P/Citigroup US $500 Million-US $2.5 Billion World ex-U.S. Index,(4) which returned 13.7% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year:
43.10%, 5 Years: -7.75% and Life of Class A shares (December 13, 1996): 0.83%.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND

6
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PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON
ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: On a regional basis, but largely reflecting stock selection, the portfolio's strongest performance was derived from continental Europe and Japan. In Europe, consumer discretionary and healthcare holdings outperformed. Performance in Japan reflected strong price appreciation in the portfolio's holdings of service companies, including a temporary placement agency and a parking space rental firm.

    From a sector perspective, the strongest performers in the period were the result of good stock selection within technology, healthcare, telecommunication services, financial services (particularly in Europe), industrials, consumer discretionary and consumer staples. The Fund outperformed the index in both the information technology and industrial sectors where it was overweight.

    The portfolio's weakest performance regionally occurred in Canada (only 2% of the portfolio), largely reflecting poor stock selection within technology and consumer discretionary companies. The portfolio was underweight the United Kingdom, which hurt performance, as U.K. equity markets rebounded. Performance in some of the portfolio's technology holdings in the U.K. also disappointed.

    An underweight within the energy sector hurt performance. Stock selection within industrial materials and utilities also detracted from performance. Within continental Europe, the stock selection within information technology detracted from performance as several hardware manufacturers sharply underperformed.

    The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

LORD ABBETT LARGE-CAP VALUE FUND

Q:  HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2004?

A: For the six-month period ended April 30, 2004, the Fund returned 6.9%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions are reinvested, compared with its benchmark, the Russell 1000(R) Value Index,(6) which returned 8.2% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the

                                                                               7
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reinvestment of all distributions are Life of Class A shares (June 30, 2003):
9.23%.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection within the financial services, producer durables and technology sectors were the greatest positive contributors to performance. In the technology sector, the portfolio's largest holding benefited from a management change and the announcement of a successful spin-off of a product line that was not a part of the company's core business.

    Detracting from the Fund's performance was its stock selection within the auto and transportation sector. Also detracting from performance was stock selection within the materials and processing sector, as price declines in the commodity markets negatively impacted the portfolio's holdings in gold stocks.

    The Fund's portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

(1) The Russell 3000(R) Value Index measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value indices. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(2) The S&P/Citigroup Small Cap World Index is a subset of the Global Citigroup Broad Market Index (BMI).

(3) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(4) S&P/Citigroup Global Equity Index System(SM) and the names of each of the indexes and subindexes which it comprises (GEIS and such indexes and subindexes, each an "Index" and collectively, the "Indexes") are service marks of Citigroup. The S&P/Citigroup US $500 Million-US $2.5 Billion World ex-U.S. Index is a subset of the Global S&P/Citigroup Broad Market Index
    (BMI). The World ex-U.S. composite includes all developed countries except the United States. Indexes are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(5) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(6) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

8
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IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each Fund's management and the portfolio holdings described in this report are as of April 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or each Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds' Prospectuses.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, EACH FUND'S PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see each Fund's Prospectus.

THE PROSPECTUSES CONTAIN IMPORTANT INFORMATION ABOUT EACH FUND INCLUDING EACH FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THESE FUNDS OR ANY LORD ABBETT MUTUAL FUND PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
ALL VALUE FUND APRIL 30, 2004

                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
COMMON STOCKS 92.65%

ADVERTISING AGENCY 0.65%
Interpublic Group of
Cos., Inc.*                                                      585,000   $         9,178
                                                                           ---------------

AGRICULTURE FISHING & RANCHING 0.66%
Delta & Pine Land Co.                                            190,000             4,609
Monsanto Co.                                                     135,000             4,670
                                                                           ---------------
TOTAL                                                                                9,279
                                                                           ---------------

AIR TRANSPORTATION 0.02%
AMR Corp.*                                                        25,000               284
                                                                           ---------------

ALUMINUM 1.32%
Alcoa, Inc.                                                      605,000            18,604
                                                                           ---------------

AUTO PARTS: AFTER MARKET 0.45%
Genuine Parts Co.                                                175,000             6,265
                                                                           ---------------

AUTO PARTS: ORIGINAL EQUIPMENT 0.71%
Dana Corp.                                                       495,000             9,979
                                                                           ---------------

BANKS: NEW YORK CITY 0.48%
Bank of
New York Co., Inc.                                               230,000             6,702
                                                                           ---------------

BANKS: OUTSIDE NEW YORK CITY 6.51%
Bank of America Corp.                                             60,543             4,873
Bank One Corp.                                                   465,000            22,957
Cullen/Frost Bankers, Inc.                                       320,000            13,856
Doral Financial Corp.(a)                                         365,050            11,970
Wachovia Corp.                                                   480,000            21,960
Wells Fargo & Co.                                                280,000            15,809
                                                                           ---------------
TOTAL                                                                               91,425
                                                                           ---------------

BEVERAGE: SOFT DRINKS 1.47%
PepsiCo, Inc.                                                    380,000            20,706
                                                                           ---------------

BIOTECHNOLOGY RESEARCH &
PRODUCTION 0.43%
Baxter Int'l., Inc.                                              190,600   $         6,032
                                                                           ---------------

CABLE TELEVISION SERVICES 1.21%
Viacom, Inc.                                                     440,000            17,006
                                                                           ---------------

CHEMICALS 2.54%
Cytec Industries, Inc.                                           185,000             7,274
E.I. du Pont de
Nemours & Co.                                                    155,000             6,657
Eastman Chemical Co.                                             160,000             6,811
OM Group, Inc.*                                                  155,500             3,958
Praxair, Inc.                                                    220,000             8,041
Rohm & Haas Co.                                                   75,000             2,909
                                                                           ---------------
TOTAL                                                                               35,650
                                                                           ---------------

COMMUNICATIONS TECHNOLOGY 0.49%
Avaya, Inc.*                                                     500,000             6,840
                                                                           ---------------

COMPUTER SERVICES SOFTWARE &
SYSTEMS 0.61%
Cadence Design
Systems, Inc.*                                                   320,000             4,103
Electronics for
Imaging, Inc.*                                                   177,000             4,492
                                                                           ---------------
TOTAL                                                                                8,595
                                                                           ---------------

COMPUTER TECHNOLOGY 3.23%
Apple Computer, Inc.*                                            995,000            25,601
EMC Corp.*                                                     1,470,000            16,405
Zebra Technologies
Corp. Class A*                                                    45,050             3,302
                                                                           ---------------
TOTAL                                                                               45,308
                                                                           ---------------

CONSUMER PRODUCTS 0.52%
Tupperware Corp.                                                 170,000             3,184
Yankee Candle Co.*                                               150,000             4,062
                                                                           ---------------
TOTAL                                                                                7,246
                                                                           ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

10
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SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
ALL VALUE FUND APRIL 30, 2004

                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING: PAPER &
PLASTIC 0.84%
Pactiv Corp.*                                                    515,000   $        11,819
                                                                           ---------------

COPPER 0.41%
Mueller Industries, Inc.                                         170,000             5,704
                                                                           ---------------

DIVERSIFIED FINANCIAL SERVICES 2.68%
Citigroup, Inc.                                                  640,000            30,777
Merrill Lynch & Co., Inc.                                        125,500             6,806
                                                                           ---------------
TOTAL                                                                               37,583
                                                                           ---------------

DIVERSIFIED MANUFACTURING 0.72%
Georgia-Pacific Corp.                                            290,000            10,179
                                                                           ---------------

DRUGS & PHARMACEUTICALS 6.54%
Abbott Laboratories                                              146,000             6,427
Cardinal Health, Inc.                                            160,000            11,720
King
Pharmaceuticals, Inc.*                                           480,050             8,281
Merck & Co., Inc.                                                386,000            18,142
Novartis AG ADR                                                  405,000            18,144
Schering-Plough Corp.                                            865,000            14,471
Wyeth                                                            385,000            14,657
                                                                           ---------------
TOTAL                                                                               91,842
                                                                           ---------------

ELECTRICAL EQUIPMENT &
COMPONENTS 0.94%
Emerson Electric Co.                                             220,000            13,248
                                                                           ---------------

ELECTRONICS 0.56%
Vishay
Intertechnology, Inc.*                                           450,000             7,830
                                                                           ---------------

ELECTRONICS: INSTRUMENTS GAUGES &
METERS 0.17%
Dionex Corp.*                                                     48,300             2,464
                                                                           ---------------

ELECTRONICS: MEDICAL SYSTEMS 0.17%
Haemonetics Corp.*                                                84,700             2,391
                                                                           ---------------

ELECTRONICS: SEMI-CONDUCTORS /
COMPONENTS 0.43%
ATMI, Inc.*                                                      120,000   $         2,649
Vitesse Semiconductor
Corp.*                                                           810,000             3,467
                                                                           ---------------
TOTAL                                                                                6,116
                                                                           ---------------

ELECTRONICS: TECHNOLOGY 1.95%
Cubic Corp.                                                      138,420             3,267
Intermagnetics General
Corp.*                                                            62,500             1,532
Motorola, Inc.                                                 1,240,000            22,630
                                                                           ---------------
TOTAL                                                                               27,429
                                                                           ---------------

ENTERTAINMENT 1.94%
The Walt Disney Co.                                            1,180,000            27,175
                                                                           ---------------

FERTILIZERS 0.81%
Potash Corp. of
Saskatchewan, Inc.(a)                                            140,000            11,404
                                                                           ---------------

FINANCE COMPANIES 0.88%
Mellon Financial Corp.                                           309,400             9,171
Quanta Capital
Holdings Ltd.*                                                   260,000             3,250
                                                                           ---------------
TOTAL                                                                               12,421
                                                                           ---------------

FOODS 1.99%
General Mills, Inc.                                              100,000             4,875
Kraft Foods, Inc. Class A                                        500,035            16,456
Smithfield Foods, Inc.*                                          250,000             6,650
                                                                           ---------------
TOTAL                                                                               27,981
                                                                           ---------------

FOREST PRODUCTS 0.08%
Weyerhaeuser Co.                                                  18,000             1,066
                                                                           ---------------

GOLD 1.76%
Newmont Mining Corp.                                             660,000            24,684
                                                                           ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND APRIL 30, 2004

                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
HEALTHCARE FACILITIES 0.39%
Manor Care, Inc.                                                 120,000   $         3,893
Pharm Product
Development, Inc.*                                                55,000             1,626
                                                                           ---------------
TOTAL                                                                                5,519
                                                                           ---------------

HEALTHCARE MANAGEMENT SERVICES 0.19%
Sierra Health
Services, Inc.*                                                   70,000             2,601
                                                                           ---------------

IDENTIFICATION CONTROL &
FILTER DEVICES 0.68%
Hubbell, Inc.                                                    165,000             7,415
IDEX Corp.                                                        46,000             2,174
                                                                           ---------------
TOTAL                                                                                9,589
                                                                           ---------------

INSURANCE: MULTI-LINE 2.82%
American Int'l.
Group, Inc.                                                      260,000            18,629
Lincoln National Corp.                                            55,000             2,468
Markel Corp.*                                                     30,100             8,820
SAFECO Corp.                                                     222,000             9,721
                                                                           ---------------
TOTAL                                                                               39,638
                                                                           ---------------

INSURANCE: PROPERTY - CASUALTY 1.14%
Odyssey Re
Holdings Corp.                                                   250,000             5,933
St. Paul Travelers
Cos., Inc.                                                       135,018             5,491
XL Capital Ltd. Class A(a)                                        60,000             4,581
                                                                           ---------------
TOTAL                                                                               16,005
                                                                           ---------------

MACHINERY: AGRICULTURAL 2.30%
Deere & Co.                                                      475,000            32,319
                                                                           ---------------

MACHINERY: ENGINES 0.71%
Briggs & Stratton Corp.                                           80,000             5,600
Cummins, Inc.                                                     73,500             4,396
                                                                           ---------------
TOTAL                                                                                9,996
                                                                           ---------------

MACHINERY: INDUSTRIAL / SPECIALTY 0.83%
Illinois Tool Works, Inc.                                         74,100   $         6,388
Woodward Governor Co.                                             85,000             5,299
                                                                           ---------------
TOTAL                                                                               11,687
                                                                           ---------------

MACHINERY: OIL WELL EQUIPMENT &
SERVICES 3.04%
Baker Hughes, Inc.                                               200,000             7,336
FMC Technologies, Inc.*                                          130,000             3,542
Grant Prideco, Inc.*                                             228,400             3,483
Grey Wolf, Inc.*                                               1,400,000             5,572
Halliburton Co.                                                  200,000             5,960
Helmerich & Payne, Inc.                                          100,000             2,699
Key Energy Services, Inc.*                                       325,000             3,465
Schlumberger Ltd.                                                181,500            10,623
                                                                           ---------------
TOTAL                                                                               42,680
                                                                           ---------------

MACHINERY: SPECIALTY 0.14%
JLG Industries, Inc.                                             135,000             1,997
                                                                           ---------------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 1.14%
Bausch & Lomb, Inc.                                              182,000            11,435
Varian, Inc.*                                                    110,005             4,515
                                                                           ---------------
TOTAL                                                                               15,950
                                                                           ---------------

MEDICAL SERVICES 0.19%
Covance, Inc.*                                                    77,400             2,611
                                                                           ---------------

METAL FABRICATING 1.37%
Quanex Corp.                                                     270,000            11,016
The Timken Co.                                                   375,000             8,272
                                                                           ---------------
TOTAL                                                                               19,288
                                                                           ---------------

METALS & MINERALS MISCELLANEOUS 0.38%
Graftech Int'l., Ltd.*                                           335,000             2,971
Minerals
Technologies, Inc.                                                40,000             2,346
                                                                           ---------------
TOTAL                                                                                5,317
                                                                           ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND APRIL 30, 2004

                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
MILLING: FRUIT AND GRAIN PROCESSING 1.04%
Archer-Daniels-Midland Co.                                       830,000   $        14,575
                                                                           ---------------

MISCELLANEOUS EQUIPMENT 0.45%
W.W. Grainger, Inc.                                              120,000             6,288
                                                                           ---------------

MISCELLANEOUS MATERIALS &
PROCESSING 0.19%
Rogers Corp.*                                                     45,000             2,687
                                                                           ---------------

MULTI-SECTOR COMPANIES 4.51%
3M Co.                                                            22,000             1,903
Eaton Corp.                                                      212,000            12,589
General Electric Co.                                             670,000            20,066
Trinity Industries, Inc.                                         245,000             7,421
Tyco Int'l., Ltd.(a)                                             780,000            21,411
                                                                           ---------------
TOTAL                                                                               63,390
                                                                           ---------------

OFFICE FURNITURE &
BUSINESS EQUIPMENT 0.59%
Xerox Corp.*                                                     615,000             8,259
                                                                           ---------------

OIL: CRUDE PRODUCERS 0.81%
Chesapeake Energy Corp.                                          170,000             2,338
EOG Resources, Inc.                                               90,000             4,432
Westport Resources
Corp.*                                                           135,200             4,628
                                                                           ---------------
TOTAL                                                                               11,398
                                                                           ---------------

OIL: INTEGRATED DOMESTIC 0.27%
GlobalSantaFe Corp.                                              145,000             3,824
                                                                           ---------------

OIL: INTEGRATED INTERNATIONAL 5.49%
ChevronTexaco Corp.                                               77,000             7,046
Exxon Mobil Corp.                                              1,645,012            69,995
                                                                           ---------------
TOTAL                                                                               77,041
                                                                           ---------------

PAPER 1.43%
International Paper Co.                                          375,064            15,123
Meadwestvaco Corp.                                               190,000             4,968
                                                                           ---------------
TOTAL                                                                               20,091
                                                                           ---------------

PRODUCTION TECHNOLOGY
EQUIPMENT 0.16%
Solectron Corp.*                                                 460,000   $         2,254
                                                                           ---------------

PUBLISHING: NEWSPAPERS 1.69%
Journal Register Co.*                                            107,800             2,138
Tribune Co.                                                      450,000            21,546
                                                                           ---------------
TOTAL                                                                               23,684
                                                                           ---------------

RADIO & TV BROADCASTERS 0.68%
Clear Channel
Communications, Inc.                                             230,000             9,543
                                                                           ---------------

RAILROADS 1.30%
CSX Corp.                                                        410,000            12,612
Union Pacific Corp.                                               95,000             5,598
                                                                           ---------------
TOTAL                                                                               18,210
                                                                           ---------------

REAL ESTATE INVESTMENT TRUSTS 0.26%
Host Marriott Corp.*                                             306,800             3,651
                                                                           ---------------

RESTAURANTS 0.35%
Yum! Brands, Inc.*                                               125,000             4,849
                                                                           ---------------

RETAIL 4.25%
Barnes & Noble, Inc.*                                            225,000             6,721
Federated Department
Stores, Inc.                                                      95,000             4,655
Foot Locker, Inc.                                                 60,000             1,440
J.C. Penney Co., Inc.                                            152,000             5,146
Limited Brands, Inc.                                             770,000            15,893
May Department
Stores Co.                                                       105,000             3,234
Pier 1 Imports, Inc.                                             830,000            17,148
Target Corp.                                                     125,000             5,421
                                                                           ---------------
TOTAL                                                                               59,658
                                                                           ---------------

SAVINGS & LOAN 0.39%
Webster Financial Corp.                                          125,000             5,438
                                                                           ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND APRIL 30, 2004

                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
SERVICES: COMMERCIAL 1.02%
Waste Management, Inc.                                           505,000   $        14,342
                                                                           ---------------

SHOES 0.54%
NIKE, Inc. Class B                                               106,000             7,627
                                                                           ---------------

SOAPS & HOUSEHOLD CHEMICALS 0.55%
Gillette Co.                                                     190,000             7,775
                                                                           ---------------

UTILITIES: CABLE TV & RADIO 1.59%
Comcast Corp.*                                                   645,075            18,701
Cox
Communications, Inc.*                                            110,000             3,596
                                                                           ---------------
TOTAL                                                                               22,297
                                                                           ---------------

UTILITIES: ELECTRICAL 1.94%
Ameren Corp.                                                     180,000             7,870
CMS Energy Corp.*                                                550,000             4,570
NiSource, Inc.                                                   150,000             3,024
Progress Energy, Inc.                                            275,000            11,762
                                                                           ---------------
TOTAL                                                                               27,226
                                                                           ---------------

UTILITIES: TELECOMMUNICATIONS 3.18%
SBC
Communications, Inc.                                             490,000            12,201
Verizon
Communications, Inc.                                             860,000            32,456
                                                                           ---------------
TOTAL                                                                               44,657
                                                                           ---------------

UTILITIES: WATER 0.48%
Aqua America, Inc.                                               328,150             6,711
                                                                           ---------------

TOTAL COMMON STOCKS
(Cost $1,166,287,859)                                                            1,301,107
                                                                           ===============

                                                               PRINCIPAL
                                                                  AMOUNT             VALUE
INVESTMENTS                                                        (000)             (000)
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 7.03%

REPURCHASE AGREEMENT 7.03%

Repurchase Agreement
dated 4/30/2004, 1.00%
due 5/3/2004 with
State Street Bank &
Trust Co. collateralized by
$100,655,000 of Federal
National Mortgage Assoc.
at 3.25% due 1/15/2008;
value: $100,655,000;
proceeds: $98,687,855
(Cost $98,679,632)                                       $        98,680   $        98,680
                                                                           ===============

TOTAL INVESTMENTS
99.68% (Cost $1,264,967,491)                                               $     1,399,787
                                                                           ===============

  * Non-income producing security.
(a) Foreign security traded in U.S. dollars.
ADR-American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
ALPHA FUND APRIL 30, 2004

                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
INVESTMENTS IN UNDERLYING FUNDS 98.78%

Lord Abbett Developing Growth Fund,
Inc. - Class Y*(a)                                             2,598,664   $        38,616

Lord Abbett Research
Fund, Inc. Small-Cap
Value Fund - Class Y*(b)                                       1,662,358            43,155

Lord Abbett Securities
Trust-International
Opportunites
Fund - Class Y(b)                                              6,142,808            59,585
                                                                           ---------------

TOTAL INVESTMENTS IN
UNDERLYING FUNDS
(Cost $141,310,619)                                                                141,356
                                                                           ===============

                                                               PRINCIPAL
                                                                  AMOUNT             VALUE
INVESTMENTS                                                        (000)             (000)
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.05%

REPURCHASE AGREEMENT 1.05%

Repurchase Agreement
dated 4/30/2004, 1.00%
due 5/3/2004 with
State Street Bank &
Trust Co. collateralized
by $1,535,000 of Federal
Home Loan Bank at
1.70% due 7/16/2018;
value: $1,529,244;
proceeds: $1,497,379
(Cost $1,497,254)                                        $         1,497   $         1,497
                                                                           ===============

TOTAL INVESTMENTS
99.83% (Cost $142,807,873)                                                 $       142,853
                                                                           ===============

*   Non-income producing security.
(a) Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(b) Fund investment objective is long-term capial appreciation.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
INTERNATIONAL CORE EQUITY FUND APRIL 30, 2004

                                                                                    U.S. $
                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
COMMON STOCKS 95.44%

AUSTRALIA 4.57%
Qantas Airways Ltd.                                              246,694   $           597
QBE Insurance Group Ltd.                                          65,655               552
Santos Ltd.                                                       97,214               452
Zinifex Ltd.*                                                    342,183               400
                                                                           ---------------
TOTAL                                                                                2,001
                                                                           ---------------

AUSTRIA 2.75%
Bank Austria
Creditanstalt*                                                    13,609               772
Erste Bank Der
Oester Spark                                                       2,899               434
                                                                           ---------------
TOTAL                                                                                1,206
                                                                           ---------------

BRAZIL 0.64%
Cia Vale Do Rio Doce ADR                                           7,200               281
                                                                           ---------------

FINLAND 2.40%
Nokia Oyj                                                         34,500               486
Stora Enso Oyj R-Sh                                               42,000               566
                                                                           ---------------
TOTAL                                                                                1,052
                                                                           ---------------

FRANCE 10.04%
Axa                                                               22,138               466
BNP Paribas S.A                                                    8,882               534
Credit Agricole S.A                                               22,514               555
France Telecom S.A.*                                              17,885               432
Lafarge S.A                                                        5,178               431
Schneider Electric S.A                                             9,579               645
Total S.A                                                          4,840               895
Vinci S.A                                                          4,504               439
                                                                           ---------------
TOTAL                                                                                4,397
                                                                           ---------------

GERMANY 4.62%
BASF AG                                                           10,745               554
Deutsche Telekom AG
Registered*                                                       25,888               447

MAN AG                                                            11,746   $           431
Muenchener Rueckver
AG Registered                                                      5,462               591
                                                                           ---------------
TOTAL                                                                                2,023
                                                                           ---------------

ISRAEL 1.42%
Teva Pharmaceutical
Industries Ltd. ADR                                               10,100               622
                                                                           ---------------

ITALY 2.37%
Telecom Italia S.p.A.*                                           167,417               391
Telecom Italia S.p.A.*                                           202,145               648
                                                                           ---------------
TOTAL                                                                                1,039
                                                                           ---------------

JAPAN 20.63%
Acom Co. Ltd.                                                      5,920               422
Aiful Corp.                                                        4,050               411
Chugai Pharmaceutical
Co. Ltd.                                                          21,400               324
Credit Saison Co. Ltd.                                            17,400               509
East Japan Railway                                                   111               567
Fanuc Ltd.                                                         8,900               545
Isetan Co. Ltd.                                                   29,000               401
JSR Corp.                                                         20,000               421
Kao Corp.                                                         22,286               532
Konica Minolta
Holdings, Inc.                                                    41,000               568
Kyocera Corp.                                                      8,100               670
Mitsubishi Tokyo Financial                                            68               605
Mitsui Fudosan Co. Ltd.                                           34,000               374
Sony Corp.                                                        11,331               439
Sumitomo Mitsui
Financial GR                                                          29               219
Takashimaya Co.                                                   53,000               639
THK Co. Ltd.                                                      20,200               391
Toyota Motor Corp.                                                12,700               459
Yamanouchi
Pharmaceutical                                                    16,100               537
                                                                           ---------------
TOTAL                                                                                9,033
                                                                           ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL CORE EQUITY FUND APRIL 30, 2004

                                                                                    U.S. $
                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
NETHERLANDS 3.33%
ASM Lithography
Holding N.V.*                                                     15,892   $           253
Royal Dutch Petroleum Co.                                         15,776               767
Unilever N.V.                                                      6,606               438
                                                                           ---------------
TOTAL                                                                                1,458
                                                                           ---------------

SINGAPORE 1.50%
DBS Group Holdings Ltd.                                           78,100               656
                                                                           ---------------

SOUTH KOREA 4.25%
Kookmin Bank*                                                     10,700               399
KT&G Corp.                                                        18,800               478
LG Chemical Ltd.                                                   9,100               368
Samsung Electronics
Co., Ltd.                                                          1,300               617
                                                                           ---------------
TOTAL                                                                                1,862
                                                                           ---------------

SPAIN 1.74%
ACS, Actividades
Cons Y Serv.                                                      15,633               760
                                                                           ---------------

SWEDEN 3.30%
Atlas Copco AB - A Sh                                             20,300               712
Skandia Forsakrings AB                                           186,300               732
                                                                           ---------------
TOTAL                                                                                1,444
                                                                           ---------------

SWITZERLAND 7.02%
Credit Suisse Group                                               24,049               847
Nestle SA - Registered                                             2,546               644
Novartis AG Reg Sh                                                14,911               665
Roche Holding AG                                                   3,334               350
UBS AG - Registered                                                8,018               570
                                                                           ---------------
TOTAL                                                                                3,076
                                                                           ---------------

TAIWAN 2.25%
Chinatrust Financial
Holding                                                          279,000               300
Mediatek Inc.                                                     30,000               286
Taiwan
Semiconductor ADR*                                                42,100               401
                                                                           ---------------
TOTAL                                                                                  987
                                                                           ---------------

UNITED KINGDOM 22.61%
Alliance & Leicester plc                                          42,860   $           636
AstraZeneca plc                                                   14,112               660
Barclays plc                                                      24,273               219
BP plc                                                           110,945               959
British Aerospace plc                                            149,551               556
British Sky
Broadcasting plc                                                  25,124               297
Cadbury Schweppes plc                                             53,328               424
Diageo plc                                                        43,291               581
GlaxoSmithKline plc                                               37,271               771
HSBC Holdings plc                                                 38,346               550
Mm02*                                                            298,961               530
National Grid Transco plc                                         39,651               301
Prudential plc                                                    78,936               620
Reed Elsevier plc                                                 73,510               684
Royal Bank of Scotland
Group plc                                                         19,918               598
Scottish Power plc                                                63,512               432
Vodafone Group plc                                               447,087             1,086
                                                                           ---------------
TOTAL                                                                                9,904
                                                                           ---------------

TOTAL COMMON STOCKS
(Cost $42,794,240)                                                                  41,801
                                                                           ===============
                                                               PRINCIPAL
                                                                  AMOUNT
                                                                   (000)
                                                         ---------------
SHORT-TERM INVESTMENT 3.21%

REPURCHASE AGREEMENT 3.21%

Repurchase Agreement
dated 4/30/2004, 1.00%
due 5/3/2004 with
State Street Bank &
Trust Co. collateralized
by $1,440,000 of Federal
National Mortgage
Assoc. at zero coupon
due 7/19/2004;
value: $1,436,400;
proceeds: $1,404,257
(Cost $1,404,140)                                        $         1,404             1,404
                                                                           ===============

TOTAL INVESTMENTS
98.65% (Cost $44,198,380)                                                  $        43,205
                                                                           ===============

  * Non-income producing security
ADR-American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
INTERNATIONAL CORE EQUITY FUND APRIL 30, 2004

SECURITIES PRESENTED BY INDUSTRY:
Aerospace/Defense                                                          1.27%
Air Transport                                                              1.36%
Automotive                                                                 1.05%
Banks: Money Center                                                       12.71%
Banks: Regional                                                            5.31%
Beverages                                                                  2.30%
Broadcasting                                                               0.68%
Building Materials                                                         0.99%
Chemicals                                                                  2.11%
Construction/Home Bg                                                       1.73%
Consumer Electronics                                                       1.53%
Consumer Products                                                          1.22%
Diversified                                                                0.64%
Drugs                                                                      7.74%
Electric: Power                                                            0.69%
Electric: Equip./Comp.                                                     2.23%
Electrical Equipment                                                       1.47%
Electronics                                                                2.30%
Electronics: Semi./Com.                                                    3.56%
Engineer/Contr. Svcs.                                                      1.00%
Financial Services                                                         3.06%
Food                                                                       2.47%
Health Care Products                                                       1.23%
Insurance                                                                  6.76%
Machinery: Ind./Speclt.                                                    3.50%
Metals & Mineral Msc.                                                      0.91%
Miscellaneous                                                              1.30%
Oil: Crude Producers                                                       1.03%
Oil: Integrated Int'l.                                                     5.99%
Paper and Forest Products                                                  1.29%
Publishing                                                                 1.56%
Real Estate/REITS                                                          0.85%
Retail-Specialty                                                           2.37%
Telecomm. Equipment                                                        1.11%
Telecommunications                                                         7.08%
Telephone-Long Distance                                                    0.99%
Tire & Rubber                                                              0.96%
Tobacco                                                                    1.09%
Repurchase Agreement                                                       3.21%
                                                                          =====
TOTAL                                                                     98.65%
                                                                          =====

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND APRIL 30, 2004

                                                                                    U.S. $
                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
COMMON STOCK 95.24%

AUSTRALIA 2.36%
Newcrest Mining Ltd.                                             232,100   $         1,911
Promina Group Ltd.                                               712,000             1,928
                                                                           ---------------
TOTAL                                                                                3,839
                                                                           ---------------

BELGIUM 1.48%
Colruyt N.V.                                                      19,900             2,141
Oriflame Cosmetics S.A.*                                           8,600               267
                                                                           ---------------
TOTAL                                                                                2,408
                                                                           ---------------

BERMUDA 0.49%
Catlin Group Ltd.*                                               127,806               791
                                                                           ---------------

CANADA 1.95%
Cott Corp.*                                                       77,200             2,355
Rona, Inc.*                                                       37,905               816
                                                                           ---------------
TOTAL                                                                                3,171
                                                                           ---------------

FRANCE 6.44%
Imerys S.A.^                                                      10,700             2,435
IPSOS S.A.                                                        24,600             2,532
Neopost S.A.^                                                     48,550             2,678
Pierre & Vacances^                                                 8,800               812
SR Teleperformance^                                               82,369             1,688
Zodiac S.A.^                                                      10,800               324
                                                                           ---------------
TOTAL                                                                               10,469
                                                                           ---------------

GERMANY 6.45%
AWD Holding AG^                                                   54,200             1,823
Continental AG^                                                   50,200             2,179
Epcos AG*^                                                        61,100             1,277
Medion AG^                                                        43,400             1,846
Puma AG^                                                          14,600             3,359
                                                                           ---------------
TOTAL                                                                               10,484
                                                                           ---------------

HONG KONG 5.81%
ASM Pacific
Technology Ltd.^                                                 414,750             1,718
Dah Sing
Financial Group^                                                 273,422             1,963
Esprit Holdings Ltd.                                             620,700   $         2,546
Hong Kong Exchanges &
Clearing Ltd.                                                    898,000             1,796
Sino Land Co.^                                                 2,346,000             1,421
                                                                           ---------------
TOTAL                                                                                9,444
                                                                           ---------------

INDIA 1.23%
I.C.I.C.I. Bank Ltd. ADR^                                        129,000             2,000
                                                                           ---------------

IRELAND 2.11%
Anglo Irish Bank
Corp. plc                                                        102,100             1,671
Icon plc ADR*                                                     44,000             1,755
                                                                           ---------------
TOTAL                                                                                3,426
                                                                           ---------------

ITALY 4.75%
Biscom, Inc.*^                                                    26,840             1,598
Davide
Campari-Milano S.p.A.                                             42,300             1,967
Hera S.p.A.*                                                     845,500             1,703
Merloni Elettrodomestici^                                         32,500               575
Milano
Assicurazioni S.p.A.                                             487,900             1,889
                                                                           ---------------
TOTAL                                                                                7,732
                                                                           ---------------

JAPAN 26.66%
Aeon Mall Co. Ltd.                                                28,300             1,562
Amada Corp. Ltd.                                                 348,500             1,961
Arisawa Manufacturing
Co., Ltd.                                                         54,120             2,511
Arrk Corp.^                                                       22,200               944
Calsonic Kansei Corp.^                                           257,600             2,022
Casio Computer Co. Ltd.^                                         205,700             2,373
Diamond City Co. Ltd.^                                            37,000             1,402
Don Quijote Co. Ltd.^                                             37,000             2,635
Global Media Online, Inc.                                         46,200             2,524
Goodwill Group, Inc.^                                                540             2,124
Japan Cash Machines
Co. Ltd.^                                                         39,600             1,288
KOSE Corp.^                                                       56,430             1,912

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND APRIL 30, 2004

                                                                                    U.S. $
                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
Matsumotokiyoshi
Co. Ltd.^                                                         68,000   $         2,058
Misumi Corp.                                                      35,600             1,258
Misumi Corp.-New Sh*(a)                                           17,800               629
Mitsui Mining &
Smelting Co.                                                     456,700             1,924
Nitori Co. Ltd.^                                                  34,300             2,216
OBIC Business
Consultants^                                                      19,100             1,421
Pacific Metals Co. Ltd.*^                                        308,000             1,312
Park24 Co. Ltd.                                                   75,400             2,549
Rinnai Corp.                                                      31,800               857
THK Co. Ltd.^                                                     94,200             1,822
Tokyu Land Corp.                                                 489,500             1,521
Yamaha Motor Co., Ltd.^                                          175,950             2,516
                                                                           ---------------
TOTAL                                                                               43,341
                                                                           ---------------

LUXEMBOURG 0.85%
Gemplus
International S.A.*^                                             600,000             1,388
                                                                           ---------------

NETHERLANDS 1.22%
Oce N.V.                                                         118,300             1,993
                                                                           ---------------

RUSSIA 1.78%
Uralsvyazinform ADR                                               71,500               532
Vimpelcom ADR*                                                    26,300             2,361
                                                                           ---------------
TOTAL                                                                                2,893
                                                                           ---------------

SINGAPORE 2.45%
Neptune Orient
Lines Ltd.^                                                      967,944             1,109
Venture Corp.                                                    172,000             1,931
Want Want Holdings Ltd.                                          877,000               939
                                                                           ---------------
TOTAL                                                                                3,979
                                                                           ---------------

SOUTH KOREA 1.22%
NHN Corp.                                                         22,200             1,979
                                                                           ---------------

SPAIN 8.12%
Corporacion Mapfre
S.A. Rights^                                                     216,159   $         2,591
Fadesa Inmobiliaria S.A.*                                         65,948             1,024
Grupo Empresarial
Ence S.A.^                                                        42,500             1,167
Grupo Ferrovial S.A.^                                             59,100             2,357
Iberia Lineas Aereas de
Espana S.A.^                                                     748,300             2,485
Indra Sistemas, S.A.                                             148,800             1,930
Prosegur, Compania de
Seguridad S.A.                                                   100,500             1,639
                                                                           ---------------
TOTAL                                                                               13,193
                                                                           ---------------

SWEDEN 1.46%
Getinege AB                                                      206,000             2,373
                                                                           ---------------

SWITZERLAND 5.25%
Actelion Ltd.*                                                    18,800             2,063
Geberit AG                                                         4,815             2,926
Nobel Biocare AB*^                                                17,900             2,426
Sez Holdings AG
Registered*                                                       34,956             1,116
                                                                           ---------------
TOTAL                                                                                8,531
                                                                           ---------------

UNITED KINGDOM 13.16%
Aegis Group plc                                                1,111,200             1,778
Cairn Energy plc.*                                                65,863             1,255
Cattles plc                                                      157,500               969
Close Brothers Group plc                                         154,650             2,246
ICAP plc                                                         400,000             1,954
Kingston Comm
(Hull) plc*                                                      780,700               844
Man Group plc                                                     35,000             1,048
Michael Page
International                                                    536,800             1,649
Next plc                                                          98,500             2,437
Peter Hambro
Mining plc*                                                      125,000             1,139
Premier Farnell plc                                              474,300             2,120

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND APRIL 30, 2004

                                                                                    U.S. $
                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
The Berkeley Group plc                                           106,000   $         1,842
William Hill plc                                                 222,700             2,117
                                                                           ---------------
TOTAL                                                                               21,398
                                                                           ---------------

TOTAL COMMON STOCKS
(Cost $118,117,211)                                                                154,832
                                                                           ===============

NON-CONVERTIBLE PREFERRED STOCKS 1.30%

GERMANY 1.30%

ProsiebenSat.1 Media AG                                           95,800             1,884

ProsiebenSat.1
AG-New Sh*                                                        11,975               235
                                                                           ---------------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Cost $1,547,167)                                                                    2,119
                                                                           ===============

SHORT-TERM INVESTMENTS 26.29%

COLLATERAL FOR SECURITIES ON LOAN 25.92%

State Street Navigator
Securities Lending Prime
Portfolio, 1.07%(b)                                               42,138            42,138
                                                                           ---------------

                                                               PRINCIPAL            U.S. $
                                                                  AMOUNT             VALUE
INVESTMENTS                                                        (000)             (000)
------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT 0.37%

Repurchase Agreement
dated 4/30/2004,
1.00% due 5/3/2004
with State Street Bank &
Trust Co. collateralized
by $610,000 of Federal
Home Loan Bank at 1.95%
due 4/2/2018;
value: $606,950;
proceeds: $594,468                                       $           594   $           594
                                                                           ---------------

TOTAL SHORT-TERM INVESTMENTS
(Cost $42,732,161)                                                                  42,732
                                                                           ===============

TOTAL INVESTMENTS
122.83% (Cost $162,396,539)                                                $       199,683
                                                                           ===============

  * Non-income producing security.
  ^ Security (or a portion of security) on loan. See Note 5.
(a) Security received on a when-issued basis.
(b) Rate shown reflects 7 day yield as of April 30, 2004.
ADR-American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
INTERNATIONAL OPPORTUNITIES FUND APRIL 30, 2004

SECURITIES PRESENTED BY INDUSTRY:
Aerospace & Defense                                                        0.20%
Air Transportation                                                         1.53%
Autos & Auto Parts                                                         4.13%
Banks & Financial Services                                                 1.03%
Chemicals                                                                  1.54%
Communication Equipment                                                    0.85%
Computer Hardware                                                          1.14%
Computer Services                                                          1.19%
Computer Software                                                          0.87%
Construction Materials                                                     1.50%
Consumer Building                                                          2.93%
Consumer Durables                                                          1.99%
Consumer Non-Durables                                                      5.99%
Diversified Financials                                                     1.72%
Electronics                                                                5.02%
Engineering & Capital Goods                                                4.00%
Engineering & Construction                                                 1.45%
Food & Drink                                                               3.24%
General Manufacturing & Services                                           7.76%
Healthcare Facilities                                                      1.08%
Healthcare Products & Supplies                                             4.22%
Internet Companies                                                         2.77%
Leisure & Recreation                                                       1.80%
Media                                                                      4.99%
Mining & Metals                                                            3.87%
Non-Property Financials                                                   11.20%
Office Equipment                                                           1.22%
Oil & Gas                                                                  0.77%
Paper & Forest Products                                                    0.72%
Property                                                                   4.26%
Retail                                                                     6.55%
Surface Transportation                                                     0.68%
Telecommunications Services                                                3.28%
Utilities & Infrastructure                                                 1.05%
Collateral for Securities on Loan                                         25.92%
Repurchase Agreement                                                       0.37%
                                                                         ======
TOTAL                                                                    122.83%
                                                                         ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
LARGE-CAP VALUE APRIL 30, 2004

                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
COMMON STOCKS 93.48%

AEROSPACE & DEFENSE 0.07%
Honeywell International, Inc.                                        230   $             8
                                                                           ---------------

AIRLINES 0.48%
AMR Corp.*                                                         1,841                21
Delta Air Lines, Inc.*                                             5,387                33
                                                                           ---------------
TOTAL                                                                                   54
                                                                           ---------------

BEVERAGES 2.34%
Diageo plc ADR(a)                                                    715                39
PepsiCo, Inc.                                                      4,164               227
                                                                           ---------------
TOTAL                                                                                  266
                                                                           ---------------

CHEMICALS 3.90%
E.I. du Pont de
Nemours & Co.                                                      1,639                71
Monsanto Co.                                                       2,688                93
Potash Corp. of
Saskatchewan, Inc.(a)                                              1,072                87
Praxair, Inc.                                                      3,028               111
Rohm & Haas Co.                                                    2,067                80
                                                                           ---------------
TOTAL                                                                                  442
                                                                           ---------------

COMMERCIAL BANKS 8.62%
Bank of America Corp.                                              1,520               122
Bank of New York Co., Inc.                                         3,869               113
Bank One Corp.                                                     5,311               262
Mellon Financial Corp.                                             5,082               151
U.S. Bancorp                                                       2,610                67
Wachovia Corp.                                                     3,207               147
Wells Fargo & Co.                                                  2,063               116
                                                                           ---------------
TOTAL                                                                                  978
                                                                           ---------------

COMMERCIAL SERVICES & SUPPLIES 0.96%
Waste Management, Inc.                                             3,825               109
                                                                           ---------------

COMMUNICATIONS EQUIPMENT 3.46%
Corning, Inc.*                                                     5,117   $            57
Motorola, Inc.                                                    16,501               301
Nortel Networks Corp.*(a)                                          9,420                35
                                                                           ---------------
TOTAL                                                                                  393
                                                                           ---------------

COMPUTERS & PERIPHERALS 2.92%
Apple Computer, Inc.*                                              5,438               140
EMC Corp.*                                                        17,164               191
                                                                           ---------------
TOTAL                                                                                  331
                                                                           ---------------

DIVERSIFIED FINANCIALS 3.79%
Citigroup, Inc.                                                    5,026               242
J.P. Morgan Chase & Co.                                            1,949                73
Merrill Lynch & Co., Inc.                                          2,121               115
                                                                           ---------------
TOTAL                                                                                  430
                                                                           ---------------

DIVERSIFIED TELECOMMUNICATION
SERVICES 3.98%
BellSouth Corp.                                                    1,906                49
SBC Communications, Inc.                                           5,142               128
Verizon
Communications, Inc.                                               7,254               274
                                                                           ---------------
TOTAL                                                                                  451
                                                                           ---------------

ELECTRIC UTILITIES 2.41%
Constellation Energy
Group, Inc.                                                        1,651                64
FPL Group, Inc.                                                    1,152                73
Progress Energy, Inc.                                              2,736               117
Southern Co.                                                         670                19
                                                                           ---------------
TOTAL                                                                                  273
                                                                           ---------------

ELECTRICAL EQUIPMENT 0.79%
Emerson Electric Co.                                               1,501                90
                                                                           ---------------

ELECTRONIC EQUIPMENT &
INSTRUMENTS 0.40%
Solectron Corp.*                                                   9,280                45
                                                                           ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP VALUE APRIL 30, 2004

                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES 3.61%
Baker Hughes, Inc.                                                 5,041   $           185
GlobalSantaFe Corp.                                                1,965                52
Schlumberger Ltd.                                                  2,954               173
                                                                           ---------------
TOTAL                                                                                  410
                                                                           ---------------

FOOD & STAPLES RETAILING 0.79%
CVS Corp.                                                            920                36
Kroger Co.*                                                        3,085                54
                                                                           ---------------
TOTAL                                                                                   90
                                                                           ---------------

FOOD PRODUCTS 4.42%
Archer-Daniels-Midland Co.                                         4,190                74
General Mills, Inc.                                                1,228                60
H.J. Heinz Co.                                                     1,235                47
Kellogg Co.                                                        2,524               108
Kraft Foods, Inc. Class A                                          6,455               212
                                                                           ---------------
TOTAL                                                                                  501
                                                                           ---------------

HEALTHCARE EQUIPMENT & SUPPLIES 0.78%
Baxter Int'l., Inc.                                                2,773                88
                                                                           ---------------

HEALTHCARE PROVIDERS & SERVICES 1.69%
Cardinal Health, Inc.                                              1,688               124
CIGNA Corp.                                                        1,055                68
                                                                           ---------------
TOTAL                                                                                  192
                                                                           ---------------

HOUSEHOLD DURABLES 0.51%
Newell Rubbermaid, Inc.                                            2,463                58
                                                                           ---------------

HOUSEHOLD PRODUCTS 0.56%
Kimberly Clark Corp.                                                 980                64
                                                                           ---------------

INDUSTRIAL CONGLOMERATES 2.94%
General Electric Co.                                               5,100               153
Tyco Int'l., Ltd.(a)                                               6,593               181
                                                                           ---------------
TOTAL                                                                                  334
                                                                           ---------------

INSURANCE 3.47%
Allstate Corp.                                                       760   $            35
American Int'l. Group, Inc.                                        3,948               283
Hartford Financial
Group, Inc.                                                        1,236                75
                                                                           ---------------
TOTAL                                                                                  393
                                                                           ---------------

LEISURE EQUIPMENT & PRODUCTS 0.28%
Eastman Kodak Co.                                                  1,255                32
                                                                           ---------------

MACHINERY 5.62%
Deere & Co.                                                        5,071               345
Eaton Corp.                                                        2,556               152
Illinois Tool Works, Inc.                                          1,168               101
Parker Hannifin Corp.                                                715                39
                                                                           ---------------
TOTAL                                                                                  637
                                                                           ---------------

MEDIA 8.13%
Clear Channel
Communications, Inc.                                               2,820               117
Comcast Corp.*                                                     7,045               204
Cox Communications, Inc.*                                          2,045                67
The Walt Disney Co.                                                9,779               225
Time Warner, Inc.*                                                 1,670                28
Tribune Co.                                                        3,747               179
Viacom, Inc.                                                       2,629               102
                                                                           ---------------
TOTAL                                                                                  922
                                                                           ---------------

METALS & MINING 3.22%
Alcoa, Inc.                                                        4,801               148
Barrick Gold Corp.(a)                                              3,560                68
Newmont Mining Corp.                                               3,972               149
                                                                           ---------------
TOTAL                                                                                  365
                                                                           ---------------

MULTI-LINE RETAIL 1.07%
Target Corp.                                                       2,779               121
                                                                           ---------------

OFFICE ELECTRONICS 1.43%
Xerox Corp.*                                                      12,089               162
                                                                           ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
LARGE-CAP VALUE APRIL 30, 2004

                                                                                     VALUE
INVESTMENTS                                                       SHARES             (000)
------------------------------------------------------------------------------------------
OIL & GAS 5.73%
BP plc ADR(a)                                                      1,916   $           101
Exxon Mobil Corp.                                                 12,893               549
                                                                           ---------------
TOTAL                                                                                  650
                                                                           ---------------

PAPER & FOREST PRODUCTS 2.29%
International Paper Co.                                            5,985               241
Weyerhaeuser Co.                                                     317                19
                                                                           ---------------
TOTAL                                                                                  260
                                                                           ---------------

PERSONAL PRODUCTS 0.91%
Gillette Co.                                                       2,515               103
                                                                           ---------------

PHARMACEUTICALS 7.51%
Abbott Laboratories                                                2,078                92
Bristol-Myers Squibb Co.                                           2,470                62
Merck & Co., Inc.                                                  2,214               104
Novartis AG ADR(a)                                                 3,573               160
Pfizer, Inc.                                                       1,270                45
Schering-Plough Corp.                                             10,546               176
Wyeth                                                              5,583               213
                                                                           ---------------
TOTAL                                                                                  852
                                                                           ---------------

ROAD & RAIL 1.82%
Canadian National
Railway(a)                                                         1,224                46
CSX Corp.                                                          2,570                79
Union Pacific Corp.                                                1,370                81
                                                                           ---------------
TOTAL                                                                                  206
                                                                           ---------------

SEMICONDUCTOR EQUIPMENT &
PRODUCTS 0.28%
Teradyne, Inc.*                                                    1,551                32
                                                                           ---------------

SPECIALTY RETAIL 1.37%
The Gap, Inc.                                                      7,058               155
                                                                           ---------------

TEXTILES & APPAREL 0.93%
NIKE, Inc. Class B                                                 1,470               106
                                                                           ---------------

TOTAL COMMON STOCKS
(Cost $10,557,742)                                                                  10,603
                                                                           ===============

                                                               PRINCIPAL
                                                                  AMOUNT             VALUE
INVESTMENTS                                                        (000)             (000)
------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 6.70%

REPURCHASE AGREEMENT 6.70%

Repurchase Agreement
dated 4/30/2004, 1.00%
due 5/3/2004 with
State Street Bank &
Trust Co. collateralized
by $780,000 of Federal
National Mortgage Assoc.
at zero coupon
due 7/1/2004;
value: $779,025;
proceeds: $759,839
(Cost $759,776)                                          $           760   $           760
                                                                           ===============

TOTAL INVESTMENTS
100.18% (Cost $11,317,518)                                                 $        11,363
                                                                           ===============

  * Non-income producing security.
(a) Foreign security traded in U.S. dollars.
ADR-American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2004

                                                                                                                 INTERNATIONAL
                                                                               ALL VALUE              ALPHA        CORE EQUITY
                                                                                    FUND               FUND               FUND
ASSETS:
   Investment in securities, at cost                                     $ 1,264,967,491    $   142,807,873    $    44,198,380
------------------------------------------------------------------------------------------------------------------------------
   Investment in securities, at value                                    $ 1,399,787,033    $   142,853,460    $    43,205,282
   Cash                                                                                -                  -              1,415
   Foreign cash, at value (cost $1,389,105)                                            -                  -          1,381,329
   Receivables:
     Interest and dividends                                                    1,375,075                125            167,511
     Investment securities sold                                                6,990,535                  -          1,292,026
     Capital shares sold                                                      12,590,445            267,860            970,052
     From Lord, Abbett & Co. LLC                                                       -                  -            150,099
     From affiliates                                                                   -            349,491                  -
   Deferred offering expense                                                           -                  -             41,065
   Prepaid expenses and other assets                                             215,487              3,129             49,310
------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                            1,420,958,575        143,474,065         47,258,089
==============================================================================================================================
LIABILITIES:
   Payables:
     Investment securities purchased                                          13,766,893                  -          3,134,493
     Capital shares reacquired                                                   854,502            177,131             89,822
     Management fees                                                             685,307                  -             26,879
     12b-1 distribution fees                                                     771,858             98,555             19,085
     Fund administration                                                          48,525                  -              1,433
     Trustees' fees                                                              162,673              5,993                256
     To Lord, Abbett & Co. LLC                                                         -                  -             41,065
   Accrued expenses and other liabilities                                        375,023             95,685            149,332
------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                          16,664,781            377,364          3,462,365
==============================================================================================================================
NET ASSETS                                                               $ 1,404,293,794    $   143,096,701    $    43,795,724
==============================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $ 1,255,527,993    $   151,297,616    $    44,826,808
Undistributed (distributions in excess of)
   net investment income                                                        (578,692)           912,504            143,111
Accumulated net realized gain (loss) on investments
   and foreign currency related transactions                                  14,524,951         (9,159,006)          (171,805)
Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign currencies                             134,819,542             45,587         (1,002,390)
------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $ 1,404,293,794    $   143,096,701    $    43,795,724
==============================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $   949,345,136    $    69,510,819    $    35,434,467
Class B Shares                                                           $   148,591,249    $    43,360,408    $     1,763,902
Class C Shares                                                           $   303,498,998    $    30,225,474    $     5,840,580
Class P Shares                                                           $     2,844,644                  -    $        10,007
Class Y Shares                                                           $        13,767                  -    $       746,768
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF
   AUTHORIZED SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                89,332,971          4,462,946          3,536,667
Class B Shares                                                                14,369,498          2,863,855            176,573
Class C Shares                                                                29,431,890          1,996,018            584,065
Class P Shares                                                                   269,010                  -              1,000
Class Y Shares                                                                     1,293                  -             74,457
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $         10.63    $         15.58    $         10.02
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                          $         11.28    $         16.53    $         10.63
Class B Shares-Net asset value                                           $         10.34    $         15.14    $          9.99
Class C Shares-Net asset value                                           $         10.31    $         15.14    $         10.00
Class P Shares-Net asset value                                           $         10.57                  -    $         10.01
Class Y Shares-Net asset value                                           $         10.65                  -    $         10.03
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)(CONCLUDED)
April 30, 2004

                                                                           INTERNATIONAL
                                                                           OPPORTUNITIES          LARGE-CAP
                                                                                    FUND         VALUE FUND
ASSETS:
   Investment in securities, at cost                                     $   162,396,539    $    11,317,518
-----------------------------------------------------------------------------------------------------------
   Investment in securities, at value                                    $   199,682,717    $    11,362,736
   Foreign cash, at value (cost $4,744,320)                                    4,662,427                  -
   Receivables:
     Interest and dividends                                                      328,875             13,638
     Investment securities sold                                                3,892,680              8,542
     Capital shares sold                                                         351,038             61,478
     From Lord, Abbett & Co. LLC                                                       -              5,786
   Prepaid expenses and other assets                                               2,686                  -
-----------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                              208,920,423         11,452,180
-----------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                                  42,137,742                  -
   Payables:
     Investment securities purchased                                           3,448,278             46,336
     Capital shares reacquired                                                   127,594              7,094
     Management fees                                                             107,681              3,786
     12b-1 distribution fees                                                     227,598              3,314
     Fund administration                                                           5,699                379
     Trustees' fees                                                               11,240                856
     To affiliate                                                                120,071                  -
   Accrued expenses and other liabilities                                        163,249             47,512
-----------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                          46,349,152            109,277
===========================================================================================================
NET ASSETS                                                               $   162,571,271    $    11,342,903
===========================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                          $   245,163,624    $    11,195,202
Undistributed (distributions in excess of) net investment income                (307,432)             5,469
Accumulated net realized gain (loss) on investments
   and foreign currency related transactions                                (119,494,367)            97,014
Net unrealized appreciation on investments and translation of
   assets and liabilities denominated in foreign currencies                   37,209,446             45,218
-----------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $   162,571,271    $    11,342,903
===========================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $    68,759,663    $     9,377,371
Class B Shares                                                           $    21,820,462    $       881,817
Class C Shares                                                           $    12,401,381    $       570,120
Class P Shares                                                           $           909    $        11,465
Class Y Shares                                                           $    59,588,856    $       502,130
OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF AUTHORIZED
   SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                                 7,195,088            823,104
Class B Shares                                                                 2,335,765             78,028
Class C Shares                                                                 1,334,374             50,384
Class P Shares                                                                     94.20           1,006.21
Class Y Shares                                                                 6,144,062             43,963
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $          9.56    $         11.39
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                          $         10.14    $         12.08
Class B Shares-Net asset value                                           $          9.34    $         11.30
Class C Shares-Net asset value                                           $          9.29    $         11.32
Class P Shares-Net asset value                                           $          9.65    $         11.39
Class Y Shares-Net asset value                                           $          9.70    $         11.42
===========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended April 30, 2004

                                                                                                                 INTERNATIONAL
                                                                               ALL VALUE              ALPHA        CORE EQUITY
                                                                                    FUND               FUND              FUND*
INVESTMENT INCOME:
Dividends                                                                $     8,299,891    $     1,416,348    $       350,266
Interest and other                                                               324,075              7,315             10,873
Foreign withholding tax                                                          (47,753)                 -            (39,452)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        8,576,213          1,423,663            321,687
------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                3,336,127            259,338             73,067
12b-1 distribution plan-Class A                                                1,382,965            120,228             29,472
12b-1 distribution plan-Class B                                                  642,904            221,211              3,162
12b-1 distribution plan-Class C                                                1,310,364            152,912             12,107
12b-1 distribution plan-Class P                                                    4,604                  -                 18
Shareholder servicing                                                            949,703            257,691              5,814
Professional                                                                      62,126             12,680             15,458
Reports to shareholders                                                           70,022              7,706              1,878
Fund administration                                                              228,683             16,808              3,897
Custody                                                                           25,031              2,845            101,494
Trustees' fees                                                                     9,904              1,336                369
Registration                                                                      61,512             16,031             26,183
Offering                                                                               -                  -             41,065
Other                                                                            342,753             14,087             36,790
------------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                 8,426,698          1,082,873            350,774
   Expense reductions                                                             (4,431)              (576)               (38)
   Expenses assumed by Lord, Abbett & Co. LLC                                          -                  -           (172,160)
   Expenses assumed by Underlying Funds                                                -           (311,800)                 -
   Management fee waived                                                               -           (259,338)                 -
------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   8,422,267            511,159            178,576
------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            153,946            912,504            143,111
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Capital gains received from Underlying Funds                                           -          2,192,549                  -
Net realized gain (loss) on investments
   and foreign currency related transactions                                  15,536,834           (661,820)          (171,805)
Net change in unrealized appreciation/depreciation
   on investments and translation of assets and
   liabilities denominated in foreign currencies                              50,907,625          8,477,517         (1,002,390)
==============================================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                       66,444,459         10,008,246         (1,174,195)
==============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                             $    66,598,405    $    10,920,750    $    (1,031,084)
==============================================================================================================================

*For the period December 15, 2003 (commencement of investment operations) to April 30, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)(CONCLUDED)
For the Six Months Ended April 30, 2004

                                                                           INTERNATIONAL
                                                                           OPPORTUNITIES          LARGE-CAP
                                                                                    FUND         VALUE FUND
INVESTMENT INCOME:
Dividends                                                                $     1,669,646    $        49,569
Interest and other                                                                24,753              4,510
Securities lending-net                                                            88,725                  -
Foreign withholding tax                                                          (92,173)              (299)
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        1,690,951             53,780
-----------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                  568,384             12,862
12b-1 distribution plan-Class A                                                  109,051              9,248
12b-1 distribution plan-Class B                                                  100,755              2,619
12b-1 distribution plan-Class C                                                   57,979              1,600
12b-1 distribution plan-Class P                                                        2                 26
Shareholder servicing                                                            286,711              5,686
Subsidy (see Note 3)                                                             120,071                  -
Professional                                                                      14,795              3,327
Reports to shareholders                                                            8,309                521
Fund administration                                                               30,314              1,286
Custody                                                                           46,819             23,736
Trustees' fees                                                                     1,389                 43
Registration                                                                      27,699             17,012
Offering                                                                               -             39,540
Other                                                                                948                693
-----------------------------------------------------------------------------------------------------------
Gross expenses                                                                 1,373,226            118,199
   Expense reductions                                                               (616)               (19)
   Expenses assumed by Lord, Abbett & Co. LLC                                          -            (85,314)
-----------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   1,372,610             32,866
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                            318,341             20,914
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency
   related transactions                                                       12,885,484             86,793
Net change in unrealized appreciation/depreciation
   on investments and translation of assets and liabilities
   denominated in foreign currencies                                           8,327,719            (83,060)
===========================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS)                                       21,213,203              3,733
===========================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $    21,531,544    $        24,647
===========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
For the Six Months Ended April 30, 2004

                                                                                                                 INTERNATIONAL
                                                                               ALL VALUE              ALPHA        CORE EQUITY
INCREASE (DECREASE) IN NET ASSETS                                                   FUND               FUND              FUND*
OPERATIONS:
Net investment income                                                    $       153,946    $       912,504    $       143,111
Capital gains received from Underlying Funds                                           -          2,192,549                  -
Net realized gain (loss) on investment
   and foreign currency related transactions                                  15,536,834           (661,820)          (171,805)
Net change in unrealized appreciation/depreciation
   on investments and translation of assets and
   liabilities denominated in foreign currencies                              50,907,625          8,477,517         (1,002,390)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                                  66,598,405         10,920,750         (1,031,084)
==============================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                      (563,576)                 -                  -
   Class B                                                                             -                  -                  -
   Class C                                                                             -                  -                  -
   Class P                                                                          (791)                 -                  -
   Class Y                                                                           (36)                 -                  -
Net realized gain
   Class A                                                                    (5,324,535)                 -                  -
   Class B                                                                    (1,049,372)                 -                  -
   Class C                                                                    (2,125,180)                 -                  -
   Class P                                                                       (13,578)                 -                  -
   Class Y                                                                          (123)                 -                  -
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (9,077,191)                 -                  -
==============================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            646,370,871         11,968,006         46,172,858
Reinvestment of distributions                                                  7,831,712                  -                  -
Cost of shares reacquired                                                    (61,117,554)       (13,486,928)        (1,346,050)
------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                 593,085,029         (1,518,922)        44,826,808
==============================================================================================================================
NET INCREASE IN NET ASSETS                                                   650,606,243          9,401,828         43,795,724
==============================================================================================================================
NET ASSETS:
Beginning of year                                                            753,687,551        133,694,873                  -
------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $ 1,404,293,794    $   143,096,701    $    43,795,724
==============================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                                 $      (578,692)   $       912,504    $       143,111
==============================================================================================================================

 *For the period December 15, 2003 (commencement of investment operations) to April 30, 2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)(CONCLUDED)
For the Six Months Ended April 30, 2004

                                                                           INTERNATIONAL
                                                                           OPPORTUNITIES          LARGE-CAP
INCREASE IN NET ASSETS                                                              FUND         VALUE FUND
OPERATIONS:
Net investment income                                                    $       318,341    $        20,914
Net realized gain on investment
   and foreign currency related transactions                                  12,885,484             86,793
Net change in unrealized appreciation/depreciation
   on investments and translation of assets and liabilities
   denominated in foreign currencies                                           8,327,719            (83,060)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          21,531,544             24,647
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                      (972,237)           (19,175)
   Class B                                                                      (207,101)            (1,026)
   Class C                                                                      (160,664)            (1,139)
   Class P                                                                           (11)               (67)
   Class Y                                                                      (992,385)               (83)
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (2,332,398)           (21,490)
===========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             17,994,037          9,015,914
Reinvestment of distributions                                                  2,290,181             20,348
Cost of shares reacquired                                                    (13,680,898)          (248,656)
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS           6,603,320          8,787,606
===========================================================================================================
NET INCREASE IN NET ASSETS                                                    25,802,466          8,790,763
===========================================================================================================
NET ASSETS:
Beginning of year                                                            136,768,805          2,552,140
-----------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $   162,571,271    $    11,342,903
===========================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $      (307,432)   $         5,469
===========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2003

                                                                               ALL VALUE              ALPHA
INCREASE IN NET ASSETS                                                              FUND               FUND
OPERATIONS:
Net investment loss                                                      $       (49,294)   $      (241,018)
Capital gains received from Underlying Funds                                           -          2,224,496
Net realized gain (loss) on investment                                         8,709,355        (12,911,153)
Net change in unrealized appreciation/depreciation on investments             98,646,882         47,133,769
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         107,306,943         36,206,094
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain
   Class A                                                                    (4,249,997)          (455,060)
   Class B                                                                    (1,079,982)          (307,761)
   Class C                                                                    (2,554,556)          (213,341)
   Class P                                                                        (8,336)                 -
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (7,892,871)          (976,162)
===========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            380,083,034         19,941,639
Reinvestment of distributions                                                  6,853,029            793,168
Cost of shares reacquired                                                    (82,203,980)       (35,741,742)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                 304,732,083        (15,006,935)
===========================================================================================================
NET INCREASE IN NET ASSETS                                                   404,146,155         20,222,997
===========================================================================================================
NET ASSETS:
Beginning of year                                                            349,541,396        113,471,876
-----------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $   753,687,551    $   133,694,873
===========================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                         $      (168,235)                 -
===========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
For the Year Ended October 31, 2003

                                                                           INTERNATIONAL
                                                                           OPPORTUNITIES          LARGE-CAP
INCREASE IN NET ASSETS                                                              FUND        VALUE FUND*
OPERATIONS:
Net investment income                                                    $     1,328,106    $         4,577
Net realized gain (loss) on investment
   and foreign currency related transactions                                  (7,252,730)            10,221
Net change in unrealized appreciation/depreciation
   on investments and translation of assets and liabilities
   denominated in foreign currencies                                          41,544,219            128,278
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          35,619,595            143,076
===========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                      (382,666)                 -
   Class B                                                                       (12,235)                 -
   Class C                                                                       (48,712)                 -
   Class P                                                                            (4)                 -
   Class Y                                                                      (572,917)                 -
-----------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                           (1,016,534)                 -
===========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                             49,149,289          2,562,220
Reinvestment of distributions                                                    996,745                  -
Cost of shares reacquired                                                    (59,701,584)          (153,156)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                                  (9,555,550)         2,409,064
===========================================================================================================
NET INCREASE IN NET ASSETS                                                    25,047,511          2,552,140
===========================================================================================================
NET ASSETS:
Beginning of year                                                            111,721,294                  -
-----------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $   136,768,805    $     2,552,140
===========================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                      $     1,706,625    $         6,045
===========================================================================================================

 *For the period June 23, 2003 (commencement of investment operations) to October 31, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
ALL VALUE FUND

                                                    SIX MONTHS
                                                      ENDED                                YEAR ENDED 10/31
                                                    4/30/2004       --------------------------------------------------------------
                                                   (UNAUDITED)         2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                               $     9.93      $     8.22   $     9.83   $    11.53   $    10.87   $     9.15
                                                    ==========      ==========   ==========   ==========   ==========   ==========

Investment operations

  Net investment income(a)                                 .01             .02          .01          .04          .05          .04

  Net realized and
    unrealized gain (loss)                                 .80            1.87         (.67)        (.83)        1.17         2.06
                                                    ----------      ----------   ----------   ----------   ----------   ----------

    Total from investment
      operations                                           .81            1.89         (.66)        (.79)        1.22         2.10
                                                    ----------      ----------   ----------   ----------   ----------   ----------

Distributions to shareholders from:

  Net investment income                                   (.01)              -         (.02)        (.03)           -         (.05)

  Net realized gain                                       (.10)           (.18)        (.93)        (.88)        (.56)        (.33)
                                                    ----------      ----------   ----------   ----------   ----------   ----------

    Total distributions                                   (.11)           (.18)        (.95)        (.91)        (.56)        (.38)
                                                    ----------      ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD                      $    10.63      $     9.93   $     8.22   $     9.83   $    11.53   $    10.87
                                                    ==========      ==========   ==========   ==========   ==========   ==========

Total Return(b)                                           8.20%(d)       23.46%       (7.95)%      (7.26)%      11.44%       23.77%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                             .64%(d)        1.38%        1.42%        1.42%        1.35%        1.30%

  Expenses, excluding expense
    reductions                                             .64%(d)        1.38%        1.42%        1.43%        1.36%        1.30%

  Net investment income                                    .11%(d)         .25%         .13%         .40%         .48%         .36%

                                                    SIX MONTHS
                                                      ENDED                                YEAR ENDED 10/31
                                                    4/30/2004       --------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)         2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                   $  949,345      $  452,098   $  189,698   $  166,406   $  136,038   $  102,329

  Portfolio turnover rate                                 7.73%          36.39%       79.39%      103.11%       65.06%       37.68%
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                                    SIX MONTHS
                                                      ENDED                                 YEAR ENDED 10/31
                                                    4/30/2004       --------------------------------------------------------------
                                                   (UNAUDITED)         2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                               $     9.69      $     8.07   $     9.70   $    11.42    $   10.85   $     9.13
                                                    ==========      ==========   ==========   ==========    =========   ==========

Investment operations

  Net investment loss(a)                                  (.02)           (.03)        (.04)        (.03)        (.02)        (.04)

  Net realized and
    unrealized gain (loss)                                 .77            1.83         (.66)        (.81)        1.15         2.10
                                                    ----------      ----------   ----------   ----------    ---------   ----------

    Total from investment
      operations                                           .75            1.80         (.70)        (.84)        1.13         2.06
                                                    ----------      ----------   ----------   ----------    ---------   ----------

Distributions to shareholders from:

  Net investment income                                      -               -            -            -(e)         -         (.01)

  Net realized gain                                       (.10)           (.18)        (.93)        (.88)        (.56)        (.33)
                                                    ----------      ----------   ----------   ----------    ---------   ----------

    Total distributions                                   (.10)           (.18)        (.93)        (.88)        (.56)        (.34)
                                                    ----------      ----------   ----------   ----------    ---------   ----------
NET ASSET VALUE, END OF PERIOD                      $    10.34      $     9.69   $     8.07   $     9.70    $   11.42   $    10.85
                                                    ==========      ==========   ==========   ==========    =========   ==========

Total Return(b)                                           7.77%(d)       22.77%       (8.51)%      (7.86)%      10.80%       23.17%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                             .94%(d)        2.00%        2.03%        2.03%        2.00%        1.98%

  Expenses, excluding expense
    reductions                                             .94%(d)        2.00%        2.03%        2.04%        2.01%        1.98%

  Net investment loss                                     (.19)%(d)       (.37)%       (.48)%       (.27)%       (.17)%       (.38)%

                                                    SIX MONTHS
                                                      ENDED                                 YEAR ENDED 10/31
                                                    4/30/2004       --------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)         2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                   $  148,591      $  100,272   $   47,423   $   39,188    $  17,453   $    9,739

  Portfolio turnover rate                                 7.73%          36.39%       79.39%      103.11%       65.06%       37.68%
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                                    SIX MONTHS
                                                      ENDED                                 YEAR ENDED 10/31
                                                    4/30/2004       --------------------------------------------------------------
                                                   (UNAUDITED)         2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                               $     9.66      $     8.05   $     9.67   $    11.38    $   10.81   $     9.11
                                                    ==========      ==========   ==========   ==========    =========   ==========

Investment operations

  Net investment loss(a)                                  (.02)           (.03)        (.03)        (.01)        (.02)        (.03)

  Net realized and
    unrealized gain (loss)                                 .77            1.82         (.66)        (.82)        1.15         2.07
                                                    ----------      ----------   ----------   ----------    ---------   ----------

    Total from investment
      operations                                           .75            1.79         (.69)        (.83)        1.13         2.04
                                                    ----------      ----------   ----------   ----------    ---------   ----------

Distributions to shareholders from:

  Net investment income                                      -               -            -            -(e)         -         (.01)

  Net realized gain                                       (.10)           (.18)        (.93)        (.88)        (.56)        (.33)
                                                    ----------      ----------   ----------   ----------    ---------   ----------

    Total distributions                                   (.10)           (.18)        (.93)        (.88)        (.56)        (.34)
                                                    ----------      ----------   ----------   ----------    ---------   ----------
NET ASSET VALUE, END OF PERIOD                      $    10.31      $     9.66   $     8.05   $     9.67    $   11.38   $    10.81
                                                    ==========      ==========   ==========   ==========    =========   ==========

Total Return(b)                                           7.79%(d)       22.70%       (8.42)%      (7.70)%      10.74%       23.00%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                             .94%(d)        2.00%        1.89%        1.98%        2.00%        1.98%

  Expenses, excluding expense
    reductions                                             .94%(d)        2.00%        1.89%        1.99%        2.01%        1.98%

  Net investment loss                                     (.19)%(d)       (.37)%       (.34)%       (.14)%       (.17)%       (.31)%

                                                    SIX MONTHS
                                                      ENDED                                 YEAR ENDED 10/31
                                                    4/30/2004       --------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)         2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000)                     $  303,499      $  200,025   $  112,052   $  112,299    $ 112,776   $  104,984

Portfolio turnover rate                                   7.73%          36.39%       79.39%      103.11%       65.06%       37.68%
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                                    SIX MONTHS
                                                       ENDED             YEAR ENDED 10/31      8/15/2001(c)
                                                     4/30/2004        ---------------------         TO
                                                    (UNAUDITED)         2003        2002       10/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                $      9.88       $   8.19    $    9.83    $      10.85
                                                    ===========       ========    =========    ============

Investment operations

  Net investment income (loss)(a)                           .01            .01            -(e)            -(e)

  Net realized and unrealized gain (loss)                   .79           1.86         (.66)          (1.02)
                                                    -----------       --------    ---------    ------------

    Total from investment operations                        .80           1.87         (.66)          (1.02)
                                                    -----------       --------    ---------    ------------

Distributions to shareholders from:

  Net investment income                                    (.01)             -         (.05)              -

  Net realized gain                                        (.10)          (.18)        (.93)              -
                                                    -----------       --------    ---------    ------------

    Total distributions                                    (.11)          (.18)        (.98)              -
                                                    -----------       --------    ---------    ------------
NET ASSET VALUE, END OF PERIOD                      $     10.57       $   9.88    $    8.19    $       9.83
                                                    ===========       ========    =========    ============

Total Return(b)                                            8.08%(d)      23.30%       (8.04)%         (9.40)%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                    .68%(d)       1.45%        1.48%            .31%(d)

  Expenses, excluding expense reductions                    .68%(d)       1.45%        1.48%            .31%(d)

  Net investment income (loss)                              .07%(d)        .18%         .07%           (.01)%(d)

                                                    SIX MONTHS
                                                       ENDED             YEAR ENDED 10/31      8/15/2001(c)
                                                     4/30/2004        ---------------------         TO
SUPPLEMENTAL DATA:                                  (UNAUDITED)         2003        2002       10/31/2001
-----------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                   $     2,845       $  1,280    $     368    $          1

  Portfolio turnover rate                                  7.73%         36.39%       79.39%         103.11%
-----------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALL VALUE FUND

                                                    SIX MONTHS
                                                       ENDED           3/31/2003(c)
                                                     4/30/2004              TO
                                                    (UNAUDITED)        10/31/2003
-----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                $      9.95        $       7.83
                                                    ===========        ============

Investment operations

  Net investment income(a)                                  .04                 .03

  Net realized and unrealized gain                          .79                2.09
                                                    -----------        ------------

    Total from investment operations                        .83                2.12
                                                    -----------        ------------

Distributions to shareholders from:

  Net investment income                                    (.03)                  -

  Net realized gain                                        (.10)                  -
                                                    -----------        ------------
    Total distributions                                    (.13)                  -
                                                    -----------        ------------
NET ASSET VALUE, END OF PERIOD                      $     10.65        $       9.95
                                                    ===========        ============

Total Return(b)                                            8.38%(d)           27.08%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                    .45%(d)+           1.00%(d)+

  Expenses, excluding expense reductions                    .45%(d)+           1.00%(d)+

  Net investment income                                     .30%(d)+            .63%(d)+

                                                    SIX MONTHS
                                                       ENDED           3/31/2003(c)
                                                     4/30/2004              TO
SUPPLEMENTAL DATA:                                  (UNAUDITED)        10/31/2003
-----------------------------------------------------------------------------------
   Net assets, end of period (000)                  $        14        $         13

   Portfolio turnover rate                                 7.73%              36.39%
-----------------------------------------------------------------------------------

  + The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
ALPHA FUND

                                                   SIX MONTHS
                                                      ENDED                                 YEAR ENDED 10/31
                                                    4/30/2004         ------------------------------------------------------------
                                                   (UNAUDITED)          2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                               $    14.38        $  10.62     $  12.96     $  17.46     $  15.21     $  12.91
                                                    ==========        ========     ========     ========     ========     ========

Investment operations

  Net investment income (loss)(a)                          .12             .02         (.05)        (.05)        (.03)         .07

  Net realized and
    unrealized gain (loss)                                1.08            3.83        (1.70)       (3.82)        2.60         2.23
                                                    ----------        --------     --------     --------     --------     --------

    Total from investment
      operations                                          1.20            3.85        (1.75)       (3.87)        2.57         2.30
                                                    ----------        --------     --------     --------     --------     --------

Distributions to shareholders from:

  Net investment income                                      -               -            -         (.30)        (.21)           -

  Net realized gain                                          -            (.09)        (.59)        (.33)        (.11)           -
                                                    ----------        --------     --------     --------     --------     --------

    Total distributions                                      -            (.09)        (.59)        (.63)        (.32)           -
                                                    ----------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $    15.58        $  14.38     $  10.62     $  12.96     $  17.46     $  15.21
                                                    ==========        ========     ========     ========     ========     ========

Total Return(b)                                           8.34%(c)       36.59%      (14.41)%     (22.67)%      17.10%       17.82%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                             .19%*(c)        .39%         .37%         .36%         .40%         .33%

  Expenses, excluding expense
    reductions                                             .59%*(c)       1.45%        1.37%        1.34%        1.33%         .83%

  Net investment income (loss)                             .80%(c)         .13%        (.34)%       (.32)%       (.16)%        .15%

                                                   SIX MONTHS
                                                      ENDED                                 YEAR ENDED 10/31
                                                    4/30/2004         ------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)          2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                   $   69,511        $ 62,383     $ 53,121     $ 70,785     $ 96,652     $ 75,136

  Portfolio turnover rate                                 2.14%           2.47%        1.75%       15.34%        1.54%        1.67%
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA FUND

                                                    SIX MONTHS
                                                      ENDED                                 YEAR ENDED 10/31
                                                    4/30/2004         ------------------------------------------------------------
                                                   (UNAUDITED)          2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                               $    14.02        $  10.43     $  12.81     $  17.27     $  15.05     $  12.85
                                                    ==========        ========     ========     ========     ========     ========

Investment operations

  Net investment income (loss)(a)                          .07            (.06)        (.12)        (.14)        (.13)        (.03)

  Net realized and
    unrealized gain (loss)                                1.05            3.74        (1.67)       (3.79)        2.58         2.23
                                                    ----------        --------     --------     --------     --------     --------

    Total from investment
      operations                                          1.12            3.68        (1.79)       (3.93)        2.45         2.20
                                                    ----------        --------     --------     --------     --------     --------

Distributions to shareholders from:

  Net investment income                                      -               -            -         (.20)        (.12)           -

  Net realized gain                                          -            (.09)        (.59)        (.33)        (.11)           -
                                                    ----------        --------     --------     --------     --------     --------

    Total distributions                                      -            (.09)        (.59)        (.53)        (.23)           -
                                                    ----------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $    15.14        $  14.02     $  10.43     $  12.81     $  17.27     $  15.05
                                                    ==========        ========     ========     ========     ========     ========

Total Return(b)                                           7.99%(c)       35.62%      (14.91)%     (23.21)%      16.40%       17.12%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                             .51%*(c)       1.04%        1.00%        1.00%        1.00%        1.00%

  Expenses, excluding expense
    reductions                                             .91%*(c)       2.10%        2.00%        1.98%        1.93%        1.50%

  Net investment income (loss)                             .50%(c)        (.52)%       (.97)%       (.96)%       (.75)%       (.83)%

                                                    SIX MONTHS
                                                      ENDED                                 YEAR ENDED 10/31
                                                    4/30/2004         ------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)          2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                   $   43,360        $ 42,342     $ 35,661     $ 50,377     $ 70,300     $ 52,280

  Portfolio turnover rate                                 2.14%           2.47%        1.75%       15.34%        1.54%        1.67%
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA FUND

                                                    SIX MONTHS
                                                      ENDED                                 YEAR ENDED 10/31
                                                    4/30/2004         ------------------------------------------------------------
                                                   (UNAUDITED)          2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                               $    14.02        $  10.43     $  12.80     $  17.25     $  15.04     $  12.86
                                                    ==========        ========     ========     ========     ========     ========

Investment operations

  Net investment income (loss)(a)                          .07            (.06)        (.10)        (.14)        (.12)        (.04)

  Net realized and
    unrealized gain (loss)                                1.05            3.74        (1.68)       (3.78)        2.56         2.22
                                                    ----------        --------     --------     --------     --------     --------

    Total from investment
      operations                                          1.12            3.68        (1.78)       (3.92)        2.44         2.18
                                                    ----------        --------     --------     --------     --------     --------

Distributions to shareholders from:

  Net investment income                                      -               -            -         (.20)        (.12)           -

  Net realized gain                                          -            (.09)        (.59)        (.33)        (.11)           -
                                                    ----------        --------     --------     --------     --------     --------

    Total distributions                                      -            (.09)        (.59)        (.53)        (.23)           -
                                                    ----------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                      $    15.14        $  14.02     $  10.43     $  12.80     $  17.25     $  15.04
                                                    ==========        ========     ========     ========     ========     ========

Total Return(b)                                           7.99%(c)       35.62%      (14.77)%     (23.25)%      16.34%       16.95%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                             .51%*(c)       1.04%         .89%        1.00%        1.00%        1.00%

  Expenses, excluding expense
    reductions                                             .91%*(c)       2.10%        1.89%        1.98%        1.93%        1.50%

  Net investment income (loss)                             .50%(c)        (.52)%       (.86)%       (.97)%       (.70)%       (.84)%

                                                    SIX MONTHS
                                                      ENDED                                 YEAR ENDED 10/31
                                                    4/30/2004         ------------------------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)          2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                   $   30,226        $ 28,970     $ 24,690     $ 35,395     $ 44,977     $ 34,667

  Portfolio turnover rate                                 2.14%           2.47%        1.75%       15.34%        1.54%        1.67%
----------------------------------------------------------------------------------------------------------------------------------

  * Does not include expenses of the underlying funds in which the Fund invests.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INTERNATIONAL CORE EQUITY FUND

                                                    12/15/2003(a)
                                                         TO
                                                      4/30/2004
                                                     (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                $       10.00
                                                    =============

  Unrealized appreciation on investments                      .15
                                                    -------------

NET ASSET VALUE ON SEC EFFECTIVE DATE               $       10.15
                                                    =============

Investment operations

  Net investment income(b)                                    .06

  Net realized and unrealized loss                           (.19)
                                                    -------------

    Total from investment operations                         (.13)
                                                    -------------
NET ASSET VALUE, END OF PERIOD                      $       10.02
                                                    =============

Total Return(c)                                              1.50%(d)(e)

Total Return(c)                                             (1.28)%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                      .67%(d)

  Expenses, excluding expense reductions                     1.34%(d)

  Net investment income                                       .60%(d)

                                                    12/15/2003(a)
                                                         TO
                                                      4/30/2004
SUPPLEMENTAL DATA:                                   (UNAUDITED)
-----------------------------------------------------------------
  Net assets, end of period (000)                   $      35,434

  Portfolio turnover rate                                   57.66%
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL CORE EQUITY FUND

                                                    12/15/2003(a)
                                                         TO
                                                      4/30/2004
                                                     (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                $       10.00
                                                    =============

  Unrealized appreciation on investments                      .15
                                                    -------------

NET ASSET VALUE ON SEC EFFECTIVE DATE               $       10.15
                                                    =============

Investment operations

  Net investment income(b)                                    .05

  Net realized and unrealized loss                           (.21)
                                                    -------------

    Total from investment operations                         (.16)
                                                    -------------
NET ASSET VALUE, END OF PERIOD                      $        9.99
                                                    =============

Total Return(c)                                              1.50%(d)(e)

Total Return(c)                                             (1.58)%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                      .92%(d)

  Expenses, excluding expense reductions                     1.59%(d)

  Net investment income                                       .35%(d)

                                                    12/15/2003(a)
                                                         TO
                                                      4/30/2004
SUPPLEMENTAL DATA:                                   (UNAUDITED)
-----------------------------------------------------------------
  Net assets, end of period (000)                   $       1,764

  Portfolio turnover rate                                   57.66%
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL CORE EQUITY FUND

                                                    12/15/2003(a)
                                                         TO
                                                      4/30/2004
                                                     (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                $       10.00
                                                    =============

  Unrealized appreciation on investments                      .15
                                                    -------------

NET ASSET VALUE ON SEC EFFECTIVE DATE               $       10.15
                                                    =============

Investment operations

  Net investment income(b)                                    .04

  Net realized and unrealized loss                           (.19)
                                                    -------------

    Total from investment operations                         (.15)
                                                    -------------
NET ASSET VALUE, END OF PERIOD                      $       10.00
                                                    =============

Total Return(c)                                              1.50%(d)(e)

Total Return(c)                                             (1.48)%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                      .92%(d)

  Expenses, excluding expense reductions                     1.59%(d)

  Net investment income                                       .35%(d)

                                                    12/15/2003(a)
                                                         TO
                                                      4/30/2004
SUPPLEMENTAL DATA:                                   (UNAUDITED)
-----------------------------------------------------------------
  Net assets, end of period (000)                   $       5,841

  Portfolio turnover rate                                   57.66%
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL CORE EQUITY FUND

                                                    12/15/2003(a)
                                                         TO
                                                      4/30/2004
                                                     (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                $       10.00
                                                    =============

  Unrealized appreciation on investments                      .15
                                                    -------------

NET ASSET VALUE ON SEC EFFECTIVE DATE               $       10.15
                                                    =============

Investment operations

  Net investment income(b)                                    .03

  Net realized and unrealized loss                           (.17)
                                                    -------------

    Total from investment operations                         (.14)
                                                    -------------
NET ASSET VALUE, END OF PERIOD                      $       10.01
                                                    =============

Total Return(c)                                              1.50%(d)(e)

Total Return(c)                                             (1.38)%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                      .71%(d)

  Expenses, excluding expense reductions                     1.38%(d)

  Net investment income                                       .56%(d)

                                                    12/15/2003(a)
                                                         TO
                                                      4/30/2004
SUPPLEMENTAL DATA:                                   (UNAUDITED)
-----------------------------------------------------------------
  Net assets, end of period (000)                   $          10

  Portfolio turnover rate                                   57.66%
-----------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL CORE EQUITY FUND

                                                    12/15/2003(a)
                                                         TO
                                                      4/30/2004
                                                     (UNAUDITED)
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD                $       10.00
                                                    =============

  Unrealized appreciation on investments                      .15
                                                    -------------

NET ASSET VALUE ON SEC EFFECTIVE DATE               $       10.15
                                                    =============

Investment operations

  Net investment income(b)                                    .05

  Net realized and unrealized loss                           (.17)
                                                    -------------

    Total from investment operations                         (.12)
                                                    -------------
NET ASSET VALUE, END OF PERIOD                      $       10.03
                                                    =============

Total Return(c)                                              1.50%(d)(e)

Total Return(c)                                             (1.18)%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense reductions                      .54%(d)

  Expenses, excluding expense reductions                     1.21%(d)

  Net investment income                                       .73%(d)

                                                    12/15/2003(a)
                                                         TO
                                                      4/30/2004
SUPPLEMENTAL DATA:                                   (UNAUDITED)
-----------------------------------------------------------------
  Net assets, end of period (000)                   $         747

  Portfolio turnover rate                                   57.66%
-----------------------------------------------------------------

(a) Commencement of investment operations is December 15, 2003; SEC effective date is December 31, 2003; date shares first became available to the public is January 2, 2004.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Total return for the period 12/15/2003 through 12/31/2003.
(f) Total return for the period 12/31/2003 through 4/30/2004.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
INTERNATIONAL OPPORTUNITIES FUND

                                                     SIX MONTHS
                                                        ENDED                               YEAR ENDED 10/31
                                                      4/30/2004       ------------------------------------------------------------
                                                     (UNAUDITED)        2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                 $   8.41        $   6.29     $   7.78     $  14.48     $  13.90     $  12.39
                                                      ========        ========     ========     ========     ========     ========

Investment operations

  Net investment income (loss)(a)                          .02             .08          .03         (.06)        (.08)         .07

  Net realized and
    unrealized gain (loss)                                1.28            2.09        (1.52)       (6.56)        1.54         1.55
                                                      --------        --------     --------     --------     --------     --------

    Total from investment
      operations                                          1.30            2.17        (1.49)       (6.62)        1.46         1.62
                                                      --------        --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income                                   (.15)           (.05)           -            -         (.06)        (.09)

  Net realized gain                                          -               -            -         (.08)        (.82)        (.02)
                                                      --------        --------     --------     --------     --------     --------

    Total distributions                                   (.15)           (.05)           -         (.08)        (.88)        (.11)
                                                      --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        $   9.56        $   8.41     $   6.29     $   7.78     $  14.48     $  13.90
                                                      ========        ========     ========     ========     ========     ========

Total Return(b)                                          15.71%(d)       35.07%      (19.16)%     (45.92)%      10.97%       13.16%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                             .92%(d)        2.11%        1.89%        2.07%        1.80%        1.51%

  Expenses, excluding expense
    reductions                                             .92%(d)        2.11%        1.89%        2.08%        1.80%        1.51%

  Net investment income (loss)                             .23%(d)        1.11%         .50%        (.55)%       (.53)%        .52%

                                                     SIX MONTHS
                                                        ENDED                               YEAR ENDED 10/31
                                                      4/30/2004       ------------------------------------------------------------
SUPPLEMENTAL DATA:                                   (UNAUDITED)        2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                     $ 68,760        $ 55,230     $ 44,975     $ 71,591    $ 135,701    $ 104,885

  Portfolio turnover rate                                39.59%          72.36%       82.38%       65.26%       35.14%       75.15%
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND

                                                     SIX MONTHS
                                                        ENDED                               YEAR ENDED 10/31
                                                      4/30/2004       ------------------------------------------------------------
                                                     (UNAUDITED)        2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                 $   8.20        $   6.13     $   7.65     $  14.31     $  13.75     $  12.28
                                                      ========        ========     ========     ========     ========     ========
Investment operations

  Net investment income (loss)(a)                         (.01)            .03         (.02)        (.11)        (.17)        (.02)

  Net realized and
    unrealized gain (loss)                                1.24            2.05        (1.50)       (6.47)        1.55         1.53
                                                      --------        --------     --------     --------     --------     --------

    Total from investment
      operations                                          1.23            2.08        (1.52)       (6.58)        1.38         1.51
                                                      --------        --------     --------     --------     --------     --------

Distributions to shareholders from:

  Net investment income                                   (.09)           (.01)           -            -            -(e)      (.02)

  Net realized gain                                          -               -            -         (.08)        (.82)        (.02)
                                                      --------        --------     --------     --------     --------     --------

    Total distributions                                   (.09)           (.01)           -         (.08)        (.82)        (.04)
                                                      --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        $   9.34        $   8.20     $   6.13     $   7.65     $  14.31     $  13.75
                                                      ========        ========     ========     ========     ========     ========
Total Return(b)                                          15.24%(d)       33.89%      (19.87)%     (46.19)%      10.42%       12.31%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                            1.23%(d)        2.73%        2.69%        2.59%        2.35%        2.19%

  Expenses, excluding expense
    reductions                                            1.23%(d)        2.73%        2.69%        2.60%        2.36%        2.19%

  Net investment income (loss)                            (.12)%(d)        .49%        (.30)%      (1.07)%      (1.09)%       (.16)%

                                                     SIX MONTHS
                                                        ENDED                                YEAR ENDED 10/31
                                                      4/30/2004       ------------------------------------------------------------
SUPPLEMENTAL DATA:                                   (UNAUDITED)        2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                     $ 21,820        $ 17,978     $ 13,174     $ 17,743     $ 33,124     $ 22,928

  Portfolio turnover rate                                39.59%          72.36%       82.38%       65.26%       35.14%       75.15%
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND

                                                     SIX MONTHS
                                                        ENDED                               YEAR ENDED 10/31
                                                      4/30/2004       ------------------------------------------------------------
                                                     (UNAUDITED)        2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                 $   8.19        $   6.12     $   7.61     $  14.30     $  13.75     $  12.28
                                                      ========        ========     ========     ========     ========     ========

Investment operations

  Net investment income (loss)(a)                         (.01)            .07            -(e)      (.13)        (.17)        (.02)

  Net realized and
    unrealized gain (loss)                                1.24            2.04        (1.49)       (6.48)        1.54         1.53
                                                      --------        --------     --------     --------     --------     --------
    Total from investment
      operations                                          1.23            2.11        (1.49)       (6.61)        1.37         1.51
                                                      --------        --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income                                   (.13)           (.04)           -            -            -(e)      (.02)

  Net realized gain                                          -               -            -         (.08)        (.82)        (.02)
                                                      --------        --------     --------     --------     --------     --------

    Total distributions                                   (.13)           (.04)           -         (.08)        (.82)        (.04)
                                                      --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        $   9.29        $   8.19     $   6.12     $   7.61     $  14.30     $  13.75
                                                      ========        ========     ========     ========     ========     ========

Total Return(b)                                          15.24%(d)       34.67%      (19.58)%     (46.43)%      10.35%       12.31%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                            1.23%(d)        2.73%        2.36%        2.83%        2.35%        2.19%

  Expenses, excluding expense
   reductions                                             1.23%(d)        2.73%        2.36%        2.84%        2.36%        2.19%

  Net investment income (loss)                            (.12)%(d)        .99%         .03%       (1.32)%      (1.10)%       (.15)%

                                                     SIX MONTHS
                                                        ENDED                               YEAR ENDED 10/31
                                                      4/30/2004       ------------------------------------------------------------
SUPPLEMENTAL DATA:                                   (UNAUDITED)        2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                     $ 12,401        $ 10,323     $  7,823     $ 11,399     $ 25,546     $ 20,111

  Portfolio turnover rate                                39.59%          72.36%       82.38%       65.26%       35.14%       75.15%
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND

                                                  SIX MONTHS
                                                     ENDED                         YEAR ENDED 10/31                   3/9/1999(c)
                                                   4/30/2004       -----------------------------------------------        TO
                                                  (UNAUDITED)        2003         2002         2001         2000      10/31/1999
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                              $   8.47        $   6.31     $   7.82     $  14.51     $  13.91     $  12.70
                                                   ========        ========     ========     ========     ========     ========

Investment operations

  Net investment income (loss)(a)                       .02             .10          .03         (.06)        (.08)         .08

  Net realized and
    unrealized gain (loss)                             1.28            2.10        (1.54)       (6.55)        1.55         1.13
                                                   --------        --------     --------     --------     --------     --------
    Total from investment
      operations                                       1.30            2.20        (1.51)       (6.61)        1.47         1.21
                                                   --------        --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income                                (.12)           (.04)           -            -         (.05)           -

  Net realized gain                                       -               -            -         (.08)        (.82)           -
                                                   --------        --------     --------     --------     --------     --------

    Total distributions                                (.12)           (.04)           -         (.08)        (.87)           -
                                                   --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                     $   9.65        $   8.47     $   6.31     $   7.82     $  14.51     $  13.91
                                                   ========        ========     ========     ========     ========     ========

Total Return(b)                                       15.65%(d)       35.17%      (19.31)%     (45.75)%      11.03%        9.53%(d)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                          .94%(d)+       2.18%+       2.14%        2.04%        1.80%         .98%(d)

  Expenses, excluding expense
    reductions                                          .94%(d)+       2.18%+       2.14%        2.05%        1.80%         .98%(d)

 Net investment income (loss)                           .17%(d)+       1.00%+        .25%        (.55)%       (.51)%        .60%(d)

                                                   SIX MONTHS
                                                     ENDED                               YEAR ENDED 10/31             3/9/1999(c)
                                                   4/30/2004       -----------------------------------------------        TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)       2003         2002         2001         2000      10/31/1999
---------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                  $      1        $      1     $      1     $      1     $      1     $      1

  Portfolio turnover rate                             39.59%          72.36%       82.38%       65.26%       35.14%       75.15%
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

INTERNATIONAL OPPORTUNITIES FUND

                                                     SIX MONTHS
                                                       ENDED                                YEAR ENDED 10/31
                                                     4/30/2004        ------------------------------------------------------------
                                                     (UNAUDITED)        2003         2002         2001         2000         1999
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                                 $   8.53        $   6.39     $   7.90     $  14.61     $  14.00     $  12.41
                                                      ========        ========     ========     ========     ========     ========

Investment operations

  Net investment income (loss)(a)                          .03             .10          .06         (.01)        (.01)         .12

  Net realized and
    unrealized gain (loss)                                1.30            2.12        (1.57)       (6.62)        1.54         1.56
                                                      --------        --------     --------     --------     --------     --------
    Total from investment
      operations                                          1.33            2.22        (1.51)       (6.63)        1.53         1.68
                                                      --------        --------     --------     --------     --------     --------
Distributions to shareholders from:

  Net investment income                                   (.16)           (.08)           -            -         (.10)        (.07)

  Net realized gain                                          -               -            -         (.08)        (.82)        (.02)
                                                      --------        --------     --------     --------     --------     --------

    Total distributions                                   (.16)           (.08)           -         (.08)        (.92)        (.09)
                                                      --------        --------     --------     --------     --------     --------
NET ASSET VALUE, END OF PERIOD                        $   9.70        $   8.53     $   6.39     $   7.90     $  14.61     $  14.00
                                                      ========        ========     ========     ========     ========     ========

Total Return(b)                                          15.90%(d)       35.22%      (19.11)%     (45.58)%      11.45%       13.65%

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense
    reductions                                             .73%(d)        1.74%        1.69%        1.59%        1.35%        1.20%

  Expenses, excluding expense
    reductions                                             .73%(d)        1.74%        1.69%        1.60%        1.37%        1.20%

  Net investment income (loss)                             .38%(d)        1.47%         .70%        (.06)%       (.09)%        .86%

                                                     SIX MONTHS
                                                        ENDED                               YEAR ENDED 10/31
                                                      4/30/2004       ------------------------------------------------------------
SUPPLEMENTAL DATA:                                   (UNAUDITED)        2003         2002         2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                     $ 59,589        $ 53,237     $ 45,748     $ 60,227     $ 79,833     $ 64,810

  Portfolio turnover rate                                39.59%          72.36%       82.38%       65.26%       35.14%       75.15%
==================================================================================================================================

+   The ratios have been determined on a Fund basis.
(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.
(e) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
LARGE-CAP VALUE FUND

                                                           SIX MONTHS
                                                              ENDED               6/23/2003(a)
                                                            4/30/2004                 TO
                                                           (UNAUDITED)            10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                       $      10.73           $      10.00
                                                           ============           ============
  Unrealized depreciation on investments                                                  (.10)
                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                              $       9.90
                                                                                  ============
Investment operations

  Net investment income(b)                                          .04                    .03

  Net realized and unrealized gain                                  .69                    .80
                                                           ------------           ------------
    Total from investment operations                                .73                    .83
                                                           ------------           ------------
Distributions to shareholders from net investment income           (.07)                     -
                                                           ------------           ------------
NET ASSET VALUE, END OF PERIOD                             $      11.39           $      10.73
                                                           ============           ============

Total Return(c)                                                                          (1.00)%(d)(e)

Total Return(c)                                                    6.89%(d)               8.38%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expenses assumed                              .48%(d)                .33%(d)+

  Expenses, excluding expenses assumed                             1.82%(d)               7.12%(d)+

  Net investment income                                             .37%(d)                .27%(d)+

                                                           SIX MONTHS
                                                              ENDED               6/23/2003(a)
                                                            4/30/2004                 TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)            10/31/2003
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                          $      9,377           $      2,271

  Portfolio turnover rate                                         12.27%                  8.87%
==============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP VALUE FUND

                                                           SIX MONTHS
                                                              ENDED               6/23/2003(a)
                                                            4/30/2004                 TO
                                                           (UNAUDITED)            10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                       $      10.68           $      10.00
                                                           ============           ============
  Unrealized depreciation on investments                                                  (.11)
                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                              $       9.89
                                                                                  ============

Investment operations

  Net investment income(b)                                          .01                      -(g)

  Net realized and unrealized gain                                  .68                    .79
                                                           ------------           ------------
    Total from investment operations                                .69                    .79
                                                           ------------           ------------
Distributions to shareholders from net investment income           (.07)                     -
                                                           ------------           ------------
NET ASSET VALUE, END OF PERIOD                             $      11.30           $      10.68
                                                           ============           ============

Total Return(c)                                                                          (1.10)%(d)(e)

Total Return(c)                                                    6.53%(d)               7.99%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense assumed                               .80%(d)                .56%(d)+

  Expenses, excluding expense assumed                              2.14%(d)               7.35%(d)+

  Net investment income                                             .05%(d)                .04%(d)+

                                                           SIX MONTHS
                                                              ENDED               6/23/2003(a)
                                                            4/30/2004                 TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)            10/31/2003
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                          $        882           $        111

  Portfolio turnover rate                                         12.27%                  8.87%
==============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP VALUE FUND

                                                           SIX MONTHS
                                                              ENDED               6/23/2003(a)
                                                            4/30/2004                 TO
                                                           (UNAUDITED)            10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                       $      10.69           $      10.00
                                                           ============           ============
  Unrealized depreciation on investments                                                  (.11)
                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                              $       9.89
                                                                                  ============

Investment operations

  Net investment income(b)                                          .01                      -(g)

  Net realized and unrealized gain                                  .69                    .80
                                                           ------------           ------------
    Total from investment operations                                .70                    .80
                                                           ------------           ------------
Distributions to shareholders from net investment income           (.07)                     -
                                                           ------------           ------------
NET ASSET VALUE, END OF PERIOD                             $      11.32           $      10.69
                                                           ============           ============

Total Return(c)                                                                          (1.10)%(d)(e)

Total Return(c)                                                    6.59%(d)               8.09%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expense assumed                               .80%(d)                .56%(d)+

  Expenses, excluding expense assumed                              2.14%(d)               7.35%(d)+

  Net investment income                                             .05%(d)                .04%(d)+

                                                           SIX MONTHS
                                                              ENDED               6/23/2003(a)
                                                            4/30/2004                 TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)            10/31/2003
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                          $        570           $        148

  Portfolio turnover rate                                         12.27%                  8.87%
==============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

LARGE-CAP VALUE FUND

                                                           SIX MONTHS
                                                              ENDED               6/23/2003(a)
                                                            4/30/2004                 TO
                                                           (UNAUDITED)            10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                       $      10.73           $      10.00
                                                           ============           ============
  Unrealized depreciation on investments                                                  (.10)
                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                              $       9.90
                                                                                  ============

Investment operations

  Net investment income(b)                                          .04                    .02

  Net realized and unrealized gain                                  .69                    .81
                                                           ------------           ------------
    Total from investment operations                                .73                    .83
                                                           ------------           ------------
Distributions to shareholders from net investment income           (.07)                     -
                                                           ------------           ------------
NET ASSET VALUE, END OF PERIOD                             $      11.39           $      10.73
                                                           ============           ============

Total Return(c)                                                                          (1.00)%(d)(e)

Total Return(c)                                                    6.81%(d)               8.38%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expenses assumed                              .53%(d)                .37%(d)+

  Expenses, excluding expenses assumed                             1.87%(d)               7.16%(d)+

  Net investment income                                             .35%(d)                .23%(d)+

                                                           SIX MONTHS
                                                              ENDED               6/23/2003(a)
                                                            4/30/2004                 TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)            10/31/2003
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                          $         12           $         11

  Portfolio turnover rate                                         12.27%                  8.87%
==============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
LARGE-CAP VALUE FUND

                                                           SIX MONTHS
                                                              ENDED               6/23/2003(a)
                                                            4/30/2004                 TO
                                                           (UNAUDITED)            10/31/2003
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                       $      10.75           $      10.00
                                                           ============           ============
  Unrealized depreciation on investments                                                  (.10)
                                                                                  ------------
NET ASSET VALUE ON SEC EFFECTIVE DATE, JUNE 30, 2003                              $       9.90
                                                                                  ============

Investment operations
  Net investment income(b)                                          .07                    .04
  Net realized and unrealized gain                                  .68                    .81
                                                           ------------           ------------
    Total from investment operations                                .75                    .85
                                                           ------------           ------------
Distributions to shareholders from net investment income           (.08)                     -
                                                           ------------           ------------
NET ASSET VALUE, END OF PERIOD                             $      11.42           $      10.75
                                                           ============           ============

Total Return(c)                                                                          (1.00)%(d)(e)

Total Return(c)                                                    7.05%(d)               8.59%(d)(f)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including expenses assumed                              .30%(d)                .21%(d)+

  Expenses, excluding expense assumed                              1.64%(d)               7.00%(d)+

  Net investment income                                             .60%(d)                .39%(d)+

                                                           SIX MONTHS
                                                              ENDED               6/23/2003(a)
                                                            4/30/2004                 TO
SUPPLEMENTAL DATA:                                         (UNAUDITED)            10/31/2003
----------------------------------------------------------------------------------------------
  Net assets, end of period (000)                          $        502           $         11

  Portfolio turnover rate                                         12.27%                  8.87%
==============================================================================================

+   The ratios have been determined on a Fund basis.
(a) Commencement of investment operations; SEC effective date and date shares first became available to the public is June 30, 2003.
(b) Calculated using average shares outstanding during the period.
(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d) Not annualized.
(e) Total return for the period 6/23/2003 through 6/30/2003.
(f) Total return for the period 6/30/2003 through 10/31/2003.
(g) Amount is less than $.01

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as a diversified open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of seven funds. This report covers the following five funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett All Value Fund ("All Value Fund"), Class A, B, C, P and Y shares; Alpha Series ("Alpha Fund"), Class A, B and C shares; Lord Abbett International Opportunities Fund ("International Opportunities Fund"), Class A, B, C, P and Y shares; Lord Abbett Large-Cap Value Fund ("Large-Cap Value Fund"), Class A, B, C, P, and Y shares, and Lord Abbett International Core Equity Fund ("International Core Equity Fund"), Class A, B, C, P and Y shares. International Core Equity Fund commenced investment operations on December 15, 2003 and was capitalized with a $5,040,000 investment from Lord, Abbett & Co. LLC ("Lord Abbett"). Shares first became available to the public on January 2, 2004.

All Value Fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value. Alpha Fund's, International Opportunities Fund's, and International Core Equity Fund's investment objective is long-term capital appreciation. Alpha Fund invests in other funds ("Underlying Funds") managed by Lord Abbett. Large-Cap Value Fund's investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Class B and C shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sales price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are allocated to the funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of International Opportunities Fund and International Core Equity Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain(loss) on investments and foreign currency related transactions on the Statements of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) OFFERING COSTS-Lord Abbett incurred initial offering costs on behalf of Large-Cap Value Fund and International Core Equity Fund which will be reimbursed by the Funds in the full amount thereof. Such expenses were deferred and are being amortized on the straight-line method over a period of one year from the commencement of investment operations.

(h) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-International Opportunities Fund and International Core Equity Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Statements of Operations. The gain or loss arising from the difference between the

    U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions on the Statements of Operations. At April 30, 2004, there are no forward foreign currency exchange contracts outstanding.

(i) SECURITIES LENDING-Each Fund may lend securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned). The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(j) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(k) WHEN-ISSUED OR FORWARD TRANSACTIONS-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price at the time of entering the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government Securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(l) REDEMPTION FEES-International Opportunities Fund and International Core Equity Fund may impose a 2.00% redemption fee of the NAV of the shares being redeemed or exchanged within ten business days or less after such shares were acquired. This does not include shares acquired through the reinvestment of dividends or other distributions or certain automatic or systematic investment, exchange or withdrawal plans. The Funds will use the "last-in, first-out" method to determine the holding period. The fees are retained by each Fund and are included as paid in capital on the Statements of Asset and Liabilities. During the six months ended April 30, 2004, redemption fees were received as follows:

    FUND                                   REDEMPTION FEES
    ------------------------------------------------------
    International Core Equity Fund                $  5,871
    International Opportunities Fund                   410

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on average daily net assets at the following annual rates:

                                          MANAGEMENT              VOLUNTARY
                                                FEES                 WAIVER
---------------------------------------------------------------------------
All Value Fund                                   .58%(1)                  -
Alpha Fund                                       .10%(2)                .10%(2)
International Core Equity Fund                   .75%(3)                  -
International Opportunities Fund                 .75%                     -
Large-Cap Value Fund                             .40%(4)                  -

(1) The management fee for All Value Fund is based on average daily net assets at the following annual rates:

-------------------------------
First $200 million         .75%
Next $300 million          .65%
Over $500 million          .50%

(2) Rate change effective March 1, 2004. Prior to March 1, 2004, the management fee and voluntary waiver rates were .50% and .50% of average daily net assets, respectively.
(3) The management fee for International Core Equity Fund is based on average daily net assets at the following annual rates:

-------------------------------
First $1 billion           .75%
Next $1 billion            .70%
Over $2 billion            .65%

(4) The management fee for Large-Cap Value Fund is based on average daily net assets at the following annual rates:

-------------------------------
First $2 billion           .40%
Next $3 billion           .375%
Over $5 billion            .35%

Lord Abbett may stop waiving all or a portion of its management fee at any time.

Lord Abbett is currently reimbursing expenses for International Core Equity Fund to the extent necessary to maintain total operating expenses for Class A at 1.75%, for Classes B and C at 2.40%, Class P at 1.85%, and Class Y at 1.40% of average daily net assets. Lord Abbett may stop reimbursing such expenses at any time.

Lord Abbett is currently reimbursing expenses for Large-Cap Value Fund to the extent necessary to maintain total operating expenses for Class A at .95%, for Classes B and C at 1.60%, Class P at 1.05%, and Class Y at .60% of average daily net assets. Lord Abbett may stop reimbursing such expenses at any time.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets. Effective March 1, 2004, this fee is no longer charged to Alpha Fund.

Alpha Fund has entered into a Servicing Agreement with the Underlying Funds pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fee, administration fees and distribution and service fees) of Alpha Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Fund.

12b-1 DISTRIBUTION PLANS
Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                  CLASS A     CLASS B    CLASS C    CLASS P(2)
-----------------------------------------------------------------
Service                  .25%        .25%       .25%         .20%
Distribution             .10%(1)     .75%       .75%         .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period. All Value Fund, Alpha Fund and International Opportunities Fund collected $6,376, $275, and $1,594, respectively, of CDSCs for the six months ended April 30, 2004.

(2) All Value Fund, International Opportunities Fund, Large-Cap Value Fund and International Core Equity Fund only.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2004:

                                                    DISTRIBUTOR         DEALERS'
                                                    COMMISSIONS      CONCESSIONS
--------------------------------------------------------------------------------
All Value Fund                                      $ 1,631,130      $ 8,888,660
Alpha Fund                                               29,182          160,111
International Core Equity Fund                           85,614          465,307
International Opportunities Fund                         39,403          210,880
Large-Cap Value Fund                                     11,863           65,107

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid semi-annually for All Value Fund, and annually for Alpha Fund, International Core Equity Fund, International Opportunities Fund and Large-Cap Value Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended April 30, 2004 and the fiscal year ended October 31, 2003 are as follows:

                                                 ALL VALUE FUND                   ALPHA FUND
----------------------------------------------------------------------------------------------------
                                              4/30/2004                     4/30/2004
                                            (UNAUDITED)     10/31/2003    (UNAUDITED)     10/31/2003
----------------------------------------------------------------------------------------------------
Disitributions paid from:
   Ordinary Income                         $    564,403   $          -   $          -   $          -
   Net long-term capital gains                8,512,788      7,892,871              -        976,162
----------------------------------------------------------------------------------------------------
Total distributions paid                   $  9,077,191   $  7,892,871   $          -   $    976,162
====================================================================================================

                                         INTERNATIONAL OPPORTUNITIES FUND    LARGE-CAP VALUE FUND
----------------------------------------------------------------------------------------------------
                                              4/30/2004                     4/30/2004
                                            (UNAUDITED)     10/31/2003    (UNAUDITED)     10/31/2003
----------------------------------------------------------------------------------------------------
Disitributions paid from:
   Ordinary Income                         $  2,332,398   $  1,016,534   $     21,490   $          -
   Net long-term capital gains                        -              -              -              -
----------------------------------------------------------------------------------------------------
Total distributions paid                   $  2,332,398   $  1,016,534   $     21,490   $          -
====================================================================================================

As of October 31, 2003, the capital loss carryforwards along with the related expiration dates were as follows:

                                                   2009           2010           2011          TOTAL
----------------------------------------------------------------------------------------------------
   Alpha Fund                              $          -   $          -   $  9,986,380  $   9,986,380
   International Oppourtunities Fund         86,405,958     37,966,698      7,911,942    132,284,598

As of April 30, 2004, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

                                                                                      INTERNATIONAL
                                             ALL VALUE FUND          ALPHA FUND    CORE EQUITY FUND
---------------------------------------------------------------------------------------------------
Tax cost                                   $  1,266,198,287    $    142,807,873    $     44,198,380
---------------------------------------------------------------------------------------------------
Gross unrealized gain                           153,190,026          16,534,140             749,871
Gross unrealized loss                           (19,601,280)        (16,488,553)         (1,742,969)
---------------------------------------------------------------------------------------------------
   Net unrealized security gain (loss)     $    133,588,746    $         45,587    $       (993,098)
===================================================================================================

                                           INTERNATIONAL OPPORTUNITIES FUND    LARGE-CAP VALUE FUND
---------------------------------------------------------------------------------------------------
Tax cost                                                  $     162,491,792    $         11,318,299
---------------------------------------------------------------------------------------------------
Gross unrealized gain                                            40,451,285                 359,831
Gross unrealized loss                                            (3,260,360)               (315,394)
---------------------------------------------------------------------------------------------------
   Net unrealized security gain (loss)                    $      37,190,925    $             44,437
===================================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of April 30, 2004, the value of securities loaned for International Opportunities Fund was $41,070,341. These loans are collateralized by cash of $42,137,742, which is invested in a restricted money market account, and U.S. Treasury Securities with a value of $1,065,750 for a total of $43,203,492. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $38,025 for the six months ended April 30, 2004, which are netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended April 30, 2004 are as follows:

                                                 PURCHASES             SALES
----------------------------------------------------------------------------
All Value Fund                             $   618,251,428   $    83,115,148
Alpha Fund                                       3,608,897         3,000,000
International Core Equity Fund                  57,649,643        14,750,167
International Opportunities Fund                63,586,352        56,151,692
Large-Cap Value Fund                             8,994,117           727,147

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2004.

6.  TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and in Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.  LINE OF CREDIT

All Value Fund, International Core Equity Fund, International Opportunities Fund, and Large-Cap Value Fund along with certain other funds managed by Lord Abbett, have available a $200,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .09%. At April 30, 2004, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months then ended.

9.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust's custodian and accounting agent. SSB performs custodian functions and accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund's NAV.

10. INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which Large-Cap Value Fund and All Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Opportunities Fund is also subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Fund's investments are concentrated in the Underlying Funds and, as a result, the Fund's performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

These factors can affect the Funds' performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of authorized shares of beneficial interest.

ALL VALUE FUND
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED                          YEAR ENDED
                                                 APRIL 30, 2004 (UNAUDITED)                    OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                     SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares Sold                                    46,847,824    $  493,184,868        27,768,543    $  249,660,107
Reinvestment of distributions                     551,403         5,492,183           479,325         3,949,635
Shares reaquired                               (3,596,996)      (38,248,532)       (5,801,553)      (49,453,926)
---------------------------------------------------------------------------------------------------------------
Increase                                       43,802,231    $  460,428,519        22,446,315    $  204,155,816
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                     4,707,506    $   48,723,712         5,556,058    $   48,455,739
Reinvestment of distributions                      89,056           865,628           111,869           903,903
Shares reaquired                                 (779,481)       (8,067,024)       (1,192,893)      (10,010,179)
---------------------------------------------------------------------------------------------------------------
Increase                                        4,017,081    $   41,522,316         4,475,034    $   39,349,463
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                    10,003,973    $  102,944,040         9,254,889    $   81,004,246
Reinvestment of distributions                     150,630         1,459,610           246,867         1,991,155
Shares reaquired                               (1,432,311)      (14,751,558)       (2,717,580)      (22,518,068)
---------------------------------------------------------------------------------------------------------------
Increase                                        8,722,292    $   89,652,092         6,784,176    $   60,477,333
---------------------------------------------------------------------------------------------------------------

CLASS P SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                       142,711    $    1,518,251           109,104    $      952,942
Reinvestment of distributions                       1,424            14,132             1,017             8,336
Shares reaquired                                   (4,684)          (50,440)          (25,508)         (221,807)
---------------------------------------------------------------------------------------------------------------
Increase                                          139,451    $    1,481,943            84,613    $      739,471
---------------------------------------------------------------------------------------------------------------

                                                                                                   PERIOD ENDED
                                                                                              OCTOBER 31, 2003*
---------------------------------------------------------------------------------------------------------------
CLASS Y SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                             -    $            -             1,277    $       10,000
Reinvestment of distributions                          16               159                 -                 -
---------------------------------------------------------------------------------------------------------------
Increase                                               16    $          159             1,277    $       10,000
---------------------------------------------------------------------------------------------------------------

*For the period March 31, 2003 (commencement of offering of class shares) to October 31, 2003.

ALPHA FUND
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED                          YEAR ENDED
                                                 APRIL 30, 2004 (UNAUDITED)                    OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                     SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares Sold                                       510,049    $    7,783,225         1,246,461    $   14,036,440
Reinvestment of distributions                           -                 -            40,092           423,777
Shares reaquired                                 (385,696)       (5,919,749)       (1,949,873)      (21,553,883)
---------------------------------------------------------------------------------------------------------------
Increase (decrease)                               124,353    $    1,863,476          (663,320)   $   (7,093,666)
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                       143,698    $    2,153,592           263,430    $    2,978,159
Reinvestment of distributions                           -                 -            21,207           219,918
Shares reaquired                                 (299,195)       (4,486,041)         (685,817)       (7,733,583)
---------------------------------------------------------------------------------------------------------------
Decrease                                         (155,497)   $   (2,332,449)         (401,180)   $   (4,535,506)
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                       134,811    $    2,031,189           256,016    $    2,927,040
Reinvestment of distributions                           -                 -            14,414           149,473
Shares reaquired                                 (204,413)       (3,081,138)         (572,517)       (6,454,276)
---------------------------------------------------------------------------------------------------------------
Decrease                                          (69,602)   $   (1,049,949)         (302,087)   $   (3,377,763)
---------------------------------------------------------------------------------------------------------------

INTERNATIONAL CORE EQUITY FUND
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                              APRIL 30, 2004 (UNAUDITED)***
---------------------------------------------------------------------------
CLASS A SHARES                                     SHARES            AMOUNT
---------------------------------------------------------------------------
Shares Sold                                     3,656,642    $   37,453,501
Shares reaquired                                 (119,975)       (1,226,377)
---------------------------------------------------------------------------
Increase                                        3,536,667    $   36,227,124
---------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

CLASS B SHARES
---------------------------------------------------------------------------
Shares Sold                                       183,957    $    1,888,423
Shares reaquired                                   (7,384)          (75,117)
---------------------------------------------------------------------------
Increase                                          176,573    $    1,813,306
---------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------
Shares Sold                                       588,443    $    6,060,582
Shares reaquired                                   (4,378)          (44,556)
---------------------------------------------------------------------------
Increase                                          584,065    $    6,016,026
---------------------------------------------------------------------------

CLASS P SHARES
---------------------------------------------------------------------------
Shares Sold                                         1,000    $       10,000
---------------------------------------------------------------------------
Increase                                            1,000    $       10,000
---------------------------------------------------------------------------

CLASS Y SHARES
---------------------------------------------------------------------------
Shares Sold                                        74,457    $      760,352
---------------------------------------------------------------------------
Increase                                           74,457    $      760,352
---------------------------------------------------------------------------

***For the period December 15, 2003 (commencement of investment operations) to April 30, 2004.

INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED                          YEAR ENDED
                                                 APRIL 30, 2004 (UNAUDITED)                    OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                     SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares Sold                                     1,361,471    $   12,347,729         6,041,513    $   39,688,836
Reinvestment of distributions                     115,961           950,311            58,932           367,146
Shares reaquired                                 (847,426)       (7,588,548)       (6,681,759)      (44,022,341)
---------------------------------------------------------------------------------------------------------------
Increase (decrease)                               630,006    $    5,709,492          (581,314)   $   (3,966,359)
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                       381,921    $    3,387,811           537,533    $    3,511,769
Reinvestment of distributions                      24,194           194,275             1,854            11,365
Shares reaquired                                 (261,840)       (2,316,402)         (497,425)       (3,213,964)
---------------------------------------------------------------------------------------------------------------
Increase                                          144,275    $    1,265,684            41,962    $      309,170
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                       252,659    $    2,258,497           817,450    $    5,148,118
Reinvestment of distributions                      19,174           153,200             7,441            45,314
Shares reaquired                                 (197,170)       (1,775,948)         (842,797)       (5,298,381)
---------------------------------------------------------------------------------------------------------------
Increase (decrease)                                74,663    $      635,749           (17,906)   $     (104,949)
---------------------------------------------------------------------------------------------------------------

CLASS P SHARES
---------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                        1.35    $           11              .625    $            4
---------------------------------------------------------------------------------------------------------------
Increase                                             1.35    $           11              .625    $            4
---------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                             -    $            -           132,176    $      800,566
Reinvestment of distributions                     119,564           992,384            90,651           572,916
Shares reaquired                                 (212,992)       (2,000,000)       (1,143,976)       (7,166,898)
---------------------------------------------------------------------------------------------------------------
Decrease                                          (93,428)   $   (1,007,616)         (921,149)   $   (5,793,416)
---------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED                        PERIOD ENDED
                                                 APRIL 30, 2004 (UNAUDITED)                  OCTOBER 31, 2003**
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                     SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares Sold                                       626,253    $    7,274,796           226,357    $    2,290,607
Reinvestment of distributions                       1,753            18,774                 -                 -
Shares reaquired                                  (16,470)         (188,025)          (14,789)         (153,156)
---------------------------------------------------------------------------------------------------------------
Increase                                          611,536    $    7,105,545           211,568    $    2,137,451
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                        70,916    $      804,611            10,429    $      108,006
Reinvestment of distributions                          63               673                 -                 -
Shares reaquired                                   (3,380)          (38,767)                -                 -
---------------------------------------------------------------------------------------------------------------
Increase                                           67,599    $      766,517            10,429    $      108,006
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                        38,275    $      436,612            13,881    $      143,607
Reinvestment of distributions                          70               751                 -                 -
Shares reaquired                                   (1,842)          (21,864)                -                 -
---------------------------------------------------------------------------------------------------------------
Increase                                           36,503    $      415,499            13,881    $      143,607
---------------------------------------------------------------------------------------------------------------

CLASS P SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                             -    $            -             1,000    $       10,000
Reinvestment of distributions                        6.21                67                 -                 -
---------------------------------------------------------------------------------------------------------------
Increase                                             6.21    $           67             1,000    $       10,000
---------------------------------------------------------------------------------------------------------------

CLASS Y SHARES
---------------------------------------------------------------------------------------------------------------
Shares Sold                                        42,955    $      499,895             1,000    $       10,000
Reinvestment of distributions                           8                83                 -                 -
---------------------------------------------------------------------------------------------------------------
Increase                                           42,963    $      499,978             1,000    $       10,000
---------------------------------------------------------------------------------------------------------------

**For the period June 23, 2003 (commencement of investment operations) to October 31, 2003.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) or on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Trust will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Funds' Forms N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT LOGO]

       This report when not used for the general
     information of shareholders of the Fund, is to
     be distributed only if preceded or accompanied        Lord Abbett Securities Trust
             by a current Fund Prospectus.                       Lord Abbett All Value Fund
                                                                 Lord Abbett International Core Equity Fund
   Lord Abbett Mutual Fund shares are distributed by:            Lord Abbett International Opportunities Fund
              LORD ABBETT DISTRIBUTOR LLC:                       Alpha Series                                      LST-3-4/04
 90 Hudson Street - Jersey City, New Jersey 07302-3973           Lord Abbett Large-Cap Value Fund                      (6/04)

[LORD ABBETT LOGO]

  2004
  SEMI-
 ANNUAL
  REPORT

LORD ABBETT

  MICRO-CAP GROWTH FUND

  MICRO-CAP VALUE FUND

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

--------------------------------------------------------------------------------
LORD ABBETT MICRO-CAP GROWTH FUND AND
MICRO-CAP VALUE FUND
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this six-month overview of the Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund's strategies and performance for the six-month period ended April 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: Favorable economic news and strong U.S. equity returns during November and December brought 2003 to a positive close. Manufacturing, inventory investment and capital spending all showed signs of improvement. Unemployment reports were also encouraging, as inflation and interest rates remained steady through year-end. As a result of the tax bill and a positive macroeconomic environment, capital spending increased, particularly in technology.

    This economic growth continued into the beginning of 2004, largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates continued to remain stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment.

    In March and April, the number of jobs increased and unemployment stabilized. The U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March. Meanwhile, producer prices moved higher both months (March 0.5%, April 0.7%) driven by the higher costs of gasoline and food, suggesting an inflationary trend and the possibility of an interest rate increase in the coming months.

--------------------------------------------------------------------------------
LORD ABBETT MICRO-CAP GROWTH FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2004?

A: For the six-month period ended April 30, 2004, the Fund returned 14.4%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Growth Index,(1) which returned 4.0% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: 46.01% and Life of Class A Shares (May 1, 2000):
-3.63%.

    PERFORMANCE DATA QUOTED REFLECTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Strong stock selection within the technology sector was the most significant contributor to the Fund's outperformance relative to its benchmark. The Fund benefited from a focus on technology as companies within this sector have become increasingly aware of the need to secure their digital content, software and Internet access. The portfolio's investment in an online educational services company also proved beneficial, reflecting the growing use of online classes, particularly at the college level. Increasingly, companies are working to harness the growing popularity of the Internet and to enhance the capture and use of information online; the portfolio's holdings within the technology sector reflected this trend.

    Also contributing to performance were the portfolio's overweight position and stock selection in health care. Specifically, the portfolio's holdings within biotech companies included a cancer treatment company, which has found a new way to inhibit the growth of certain solid tumors. An industry trend toward preemptive mental health care also added to performance as the portfolio's holdings in a behavioral health services company improved in price.

    Portfolio holdings within the consumer discretionary sector detracted from performance. The sector includes stocks within the consumer durables such as

--------------------------------------------------------------------------------
televisions, refrigerators and dishwashers, apparel, media, hotel and leisure industries. For most of the period, the sector benefited from strong consumer demand, however, consumer sentiment shifted towards the latter half of the quarter, which hurt performance.

    Finally, even though the energy sector overall performed well, the portfolio's underweight did not capture the full potential gains of the sector.

    The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

LORD ABBETT MICRO-CAP VALUE FUND

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED APRIL 30, 2004?

A: For the six-month period ended April 30, 2004, the Fund returned 12.7%, reflecting performance at the Net Asset Value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Russell 2000(R) Value Index,(2) which returned 9.1% over the same period. Standardized Average Annual Total Returns, which reflect performance at the maximum 5.75% sales charge applicable to Class A share investments and include the reinvestment of all distributions are 1 Year: 46.45% and Life of Class A Shares (May 1, 2000):
22.58%.

    PERFORMANCE DATA QUOTED REFLECTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Stock selection within the consumer discretionary sector, which benefited from strong consumer demand, was a significant contributor to the Fund's outperformance relative to its benchmark. The sector includes stocks within the consumer durables, such as televisions, refrigerators and dishwashers, apparel, media, hotel and leisure. The portfolio's holdings in a shoe company benefited performance when the firm was acquired by another company. Also adding to gains in the period was the portfolio's holdings in a sporting goods company. Performance also benefited from stock selection within the healthcare sector. The financial sector also provided a positive contribution due to its underweight position. The portfolio's largest holding in this sector was a hotel properties real estate investment trust, which had excellent performance as hotel

--------------------------------------------------------------------------------
business returns rose from previously depressed levels.

    The selection of stocks within the technology sector worked against performance as a cable communications equipment company performed poorly due to lower-than-anticipated sales. Also, an electronics company in the portfolio underperformed after losing part of a sizable contract that it had with the United States Department of Defense. Although the portfolio's technology portion performed better than its benchmark, the sector still produced negative returns. Finally, even though the auto and transportation sector of the portfolio outperformed its benchmark, overweighting of the sector detracted from overall performance. An airline holding suffered, as did all airlines during the period, as high crude oil prices added to operating costs and over-capacity in the industry made it difficult to raise prices.

    The Fund's portfolio is actively managed and, therefore, its holdings and weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

(1) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(2) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of each Fund's management and the portfolio holdings described in this report are as of April 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Funds, please see the Funds' Prospectus.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer an additional class of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Funds' Prospectus.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT EACH FUND, INCLUDING EACH FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THESE FUNDS OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MICRO-CAP GROWTH FUND APRIL 30, 2004

                                                                           VALUE
INVESTMENTS                                                 SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS 93.16%

ADVERTISING AGENCY 2.94%
24/7 Real Media, Inc.*                                      13,800    $       75
Modem Media Poppe
Tyson, Inc.*                                                18,400            95
                                                                      ----------
TOTAL                                                                        170
                                                                      ----------

BANKS 1.33%
Online Resources Corp.*                                     13,500            77
                                                                      ----------

BANKS: OUTSIDE NEW YORK CITY 6.39%
Heritage Commerce Corp.*                                    11,600           162
Nara Bancorp, Inc.                                           7,200           207
                                                                      ----------
TOTAL                                                                        369
                                                                      ----------

BIOTECHNOLOGY RESEARCH &
PRODUCTION 11.84%
Exact Sciences Corp.*                                       19,700           134
Kosan Biosciences, Inc.*                                     3,300            45
Matrixx Initiatives, Inc.*                                  10,600           107
Regeneration
Technologies, Inc.*                                          8,700            83
Sequenom, Inc.*                                             31,700            63
Vion Pharmaceuticals, Inc.*                                 47,400           252
                                                                      ----------
TOTAL                                                                        684
                                                                      ----------

CASINOS & GAMBLING 3.88%
Mikohn Gaming Corp.*                                        30,400           131
Youbet.com, Inc.*                                           20,900            93
                                                                      ----------
TOTAL                                                                        224
                                                                      ----------

CHEMICALS 5.70%
Medis Technologies Ltd.*                                     9,500           118
Ultralife Batteries, Inc.*                                  10,300           211
                                                                      ----------
TOTAL                                                                        329
                                                                      ----------

COMMUNICATIONS TECHNOLOGY 2.55%
KVH Industries, Inc.*                                        7,300    $      100
Seachange Int'l, Inc.*                                       4,000            47
                                                                      ----------
TOTAL                                                                        147
                                                                      ----------

COMPUTER SERVICES SOFTWARE &
SYSTEMS 13.66%
Aladdin Knowledge
Systems LTD.*(a)                                            10,000           205
Digitas, Inc.*                                              18,900           187
eCollege.com, Inc.*                                          7,700           139
Electronic Clearing
House, Inc.*                                                17,100           159
Kana Software, Inc.*                                        39,500            99
                                                                      ----------
TOTAL                                                                        789
                                                                      ----------

DRUGS & PHARMACEUTICALS 3.62%
Bone Care
International, Inc.*                                           800            20
Bradley
Pharmaceuticals, Inc.*                                       2,600            68
Flamel
Technologies SA ADR*                                         4,600           121
                                                                      ----------
TOTAL                                                                        209
                                                                      ----------

ELECTRONICS 1.66%
II-VI, Inc.*                                                 3,900            96
                                                                      ----------

ELECTRONICS: INSTRUMENTS
GAUGES & METERS 3.39%
Measurement
Specialties, Inc.*                                          10,400           196
                                                                      ----------

ELECTRONICS: MEDICAL SYSTEMS 3.29%
Rita Medical
Systems, Inc.*                                              29,700           190
                                                                      ----------

ELECTRONICS: SEMI-CONDUCTORS/
COMPONENTS 1.09%
Hi/Fn, Inc.*                                                 7,200            63
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MICRO-CAP GROWTH FUND APRIL 30, 2004

                                                                           VALUE
INVESTMENTS                                                 SHARES         (000)
--------------------------------------------------------------------------------
FINANCE COMPANIES 2.34%
Asta Funding, Inc.                                           8,400    $      135
                                                                      ----------

HEALTHCARE MANAGEMENT
SERVICES 6.89%
Psychiatric Solutions, Inc.*                                10,700           249
World Health
Alternatives, Inc.*                                         55,100           149
                                                                      ----------
TOTAL                                                                        398
                                                                      ----------

JEWELRY WATCHES & GEMSTONES 2.23%
L J International, Inc.*(a)                                 38,200           129
                                                                      ----------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 6.35%
Molecular Devices Corp.*                                     6,100           120
Neogen Corp.*                                                6,650           112
Palomar Medical
Technologies, Inc.*                                          8,600           135
                                                                      ----------
TOTAL                                                                        367
                                                                      ----------

OIL: INTEGRATED DOMESTIC 3.08%
Gasco Energy, Inc.*                                         86,300           178
                                                                      ----------

RETAIL 1.18%
The Bon-Ton Stores, Inc.                                     5,300            68
                                                                      ----------

SERVICES: COMMERCIAL 7.93%
Ebookers.com plc ADR*                                        9,900           102
Exponent, Inc.*                                              4,200           105
Gevity HR, Inc.                                              7,800           172
Opinion Research Corp.*                                     11,700            79
                                                                      ----------
TOTAL                                                                        458
                                                                      ----------

TEXTILES APPAREL MANUFACTURERS 1.82%
Oxford Industries, Inc.                                      2,700           105
                                                                      ----------

TOTAL COMMON STOCKS
(Cost $4,597,465)                                                          5,381
                                                                      ==========

                                                         PRINCIPAL
                                                            AMOUNT         VALUE
INVESTMENTS                                                  (000)         (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 10.32%

REPURCHASE AGREEMENT 10.32%
Repurchase Agreement
dated 4/30/2004, 1.00%
due 5/3/2004 with
State Street Bank &
Trust Co. collateralized
by $615,000 of Federal
National Mortgage
Assoc. at 3.75%
due 9/15/2008;
value: $610,388;
proceeds: $595,963
(Cost $595,914)                                         $      596    $      596
                                                                      ==========

TOTAL INVESTMENTS
103.48% (Cost $5,193,379)                                             $    5,977
                                                                      ==========

   * Non-income producing security.
 (a) Foreign security traded in U.S. dollars.
ADR- American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
MICRO-CAP VALUE FUND APRIL 30, 2004

                                                                           VALUE
INVESTMENTS                                                 SHARES         (000)
--------------------------------------------------------------------------------
COMMON STOCKS 94.85%

AEROSPACE 0.94%
Allied Defense Group, Inc.*                                  5,000    $       99
                                                                      ----------

AIR TRANSPORTATION 2.87%
Frontier Airlines, Inc.*                                    17,600           160
Offshore Logistics, Inc.*                                    6,500           143
                                                                      ----------
TOTAL                                                                        303
                                                                      ----------

AUTO COMPONENTS 0.89%
Wabash National Corp.*                                       3,700            94
                                                                      ----------

AUTO PARTS: AFTER MARKET 3.53%
Keystone Automotive
Industries, Inc.*                                            9,500           246
Standard Motor
Products, Inc.                                               8,700           127
                                                                      ----------
TOTAL                                                                        373
                                                                      ----------

BANKS 1.68%
Hanmi Financial Corp.                                        7,158           177
                                                                      ----------

BANKS: OUTSIDE NEW YORK CITY 1.68%
Cobiz, Inc.                                                  8,700           177
                                                                      ----------

CHEMICALS 3.63%
NuCo2, Inc.*                                                13,000           234
Quaker Chemical Corp.                                        5,900           149
                                                                      ----------
Total                                                                        383
                                                                      ----------

COMMUNICATIONS TECHNOLOGY 1.69%
Bel Fuse, Inc. Class A                                       6,400           179
                                                                      ----------

COMPUTER SERVICES SOFTWARE &
SYSTEMS 4.02%
MICROS Systems, Inc.*                                        5,500           241
Moldflow Corp.*                                             16,800           184
                                                                      ----------
TOTAL                                                                        425
                                                                      ----------

COMPUTER TECHNOLOGY 1.14%
Fargo Electronics, Inc.*                                    12,400    $      120
                                                                      ----------

CONSTRUCTION 1.28%
Modtech Holdings, Inc.*                                     19,100           135
                                                                      ----------

CONTAINERS & PACKAGING:
METAL & GLASS 1.10%
Mobile Mini, Inc.*                                           6,000           116
                                                                      ----------

ELECTRICAL EQUIPMENT &
COMPONENTS 2.40%
AZZ, Inc.*                                                   6,800           109
Powell Industries, Inc.*                                     9,100           144
                                                                      ----------
TOTAL                                                                        253
                                                                      ----------

ELECTRONICS: TECHNOLOGY 1.53%
Intermagnetics
General Corp.*                                               6,600           162
                                                                      ----------

FINANCIAL MISCELLANEOUS 0.98%
Financial Federal Corp.*                                     3,300           103
                                                                      ----------

FOODS 1.02%
Tasty Baking Co.                                            11,600           108
                                                                      ----------

FUNERAL PARLORS & CEMETERY 2.83%
Carriage Services, Inc.*                                    39,800           197
Rock of Ages Corp.                                          14,500           102
                                                                      ----------
TOTAL                                                                        299
                                                                      ----------

HEALTHCARE FACILITIES 0.87%
Capital Senior
Living Corp.*                                               15,600            92
                                                                      ----------

HEALTHCARE MANAGEMENT SERVICES 3.39%
American Dental
Partners, Inc.*                                             14,000           222
American Medical Security
Group, Inc.*                                                 5,300           136
                                                                      ----------
TOTAL                                                                        358
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICRO-CAP VALUE FUND APRIL 30, 2004

                                                                           VALUE
INVESTMENTS                                                 SHARES         (000)
--------------------------------------------------------------------------------
HOTEL/MOTEL 1.38%
The Marcus Corp.                                             9,000    $      146
                                                                      ----------

HOUSEHOLD EQUIPMENT & PRODUCTS 0.82%
Craftmade Int'l., Inc.                                       3,800            87
                                                                      ----------

HOUSEHOLD FURNISHINGS 0.57%
Haverty Furniture Cos., Inc.                                 3,300            60
                                                                      ----------

IDENTIFICATION CONTROL & FILTER
DEVICES 0.56%
Robbins & Myers, Inc.                                        2,700            59
                                                                      ----------

INSURANCE: PROPERTY-CASUALTY 2.77%
Donegal Group, Inc.                                          8,000           165
The Navigators Group, Inc.*                                  4,900           128
                                                                      ----------
TOTAL                                                                        293
                                                                      ----------

MACHINERY: INDUSTRIAL/SPECIALTY 2.72%
Tennant Co.                                                  2,700           107
Twin Disc, Inc.                                              8,300           180
                                                                      ----------
TOTAL                                                                        287
                                                                      ----------

MACHINERY: OIL WELL EQUIPMENT &
SERVICES 1.32%
Lufkin Industries, Inc.                                      4,400           139
                                                                      ----------

MACHINERY: SPECIALTY 1.24%
Quipp, Inc.*                                                 8,700           131
                                                                      ----------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 1.14%
ICU Medical, Inc.*                                           3,600           120
                                                                      ----------

METAL FABRICATING 0.76%
NN, Inc.                                                     7,000            80
                                                                      ----------

METALS & MINERALS MISCELLANEOUS 1.54%
Castle (A.M.) & Co.*                                        17,400           163
                                                                      ----------

OIL: INTEGRATED DOMESTIC 1.63%
Pioneer Drilling Co.*                                       22,700    $      172
                                                                      ----------

POLLUTION CONTROL AND
ENVIRONMENTAL SERVICES 1.76%
Team, Inc.*                                                 14,000           186
                                                                      ----------

RAILROADS 1.42%
Genesee & Wyoming,
Inc. Class A*                                                6,487           150
                                                                      ----------

REAL ESTATE INVESTMENT TRUSTS 3.39%
Agree Realty Corp.                                           3,900            95
Government Properties
Trust, Inc.                                                  9,300           102
Lasalle Hotel Properties                                     7,300           161
                                                                      ----------
TOTAL                                                                        358
                                                                      ----------

RENTAL & LEASING SERVICES:
COMMERCIAL 1.38%
McGrath Rent Corp.                                           4,700           146
                                                                      ----------

RETAIL 3.02%
Hibbett Sporting
Goods, Inc.*                                                 4,350           105
Mothers Work, Inc.*                                          5,100           125
Sharper Image Corp.*                                         2,900            89
                                                                      ----------
TOTAL                                                                        319
                                                                      ----------

SAVINGS & LOAN 1.28%
Franklin Bank Corp.*                                         8,000           135
                                                                      ----------

SERVICES: COMMERCIAL 11.30%
Ambassadors Int'l., Inc.                                     5,300           125
Exponent, Inc.*                                              8,100           203
Hudson Highland
Group, Inc.*                                                 4,100           126
Integrated Alarm Services*                                  16,500           160
Monro Muffler Brake, Inc.*                                  12,000           285

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
MICRO-CAP VALUE FUND APRIL 30, 2004

                                                                           VALUE
INVESTMENTS                                                 SHARES         (000)
--------------------------------------------------------------------------------
SM&A*                                                       10,200    $       82
World Fuel Services                                          5,000           212
                                                                      ----------
TOTAL                                                                      1,193
                                                                      ----------

SHOES 1.11%
Skechers USA, Inc. Class A*                                  9,500           117
                                                                      ----------

STEEL 0.93%
Steel Technologies, Inc.                                     5,100            98
                                                                      ----------

TELECOMMUNICATIONS
EQUIPMENT 0.47%
Arris Group, Inc.*                                           4,100            25
C-Cor.Net Corp.*                                             2,800            25
                                                                      ----------
TOTAL                                                                         50
                                                                      ----------

TEXTILE PRODUCTS 1.00%
Quaker Fabric Corp.                                         13,200           106
                                                                      ----------

TEXTILES APPAREL MANUFACTURERS 4.73%
Cutter & Buck, Inc.                                         25,100           268
Hartmarx Corp.*                                             17,200           100
Phillips-Van Heusen Corp.                                    7,300           132
                                                                      ----------
TOTAL                                                                        500
                                                                      ----------

TOBACCO 1.36%
Dimon, Inc.                                                 14,300            99
Standard Commercial Corp.                                    2,400            45
                                                                      ----------
TOTAL                                                                        144
                                                                      ----------

TRANSPORTATION MISCELLANEOUS 1.69%
Hub Group, Inc. Class A*                                     5,200           179
                                                                      ----------

TRUCKERS 2.45%
Covenant Transport, Inc.*                                    5,600            99
P.A.M. Transportation Svcs.*                                 9,100           160
                                                                      ----------
TOTAL                                                                        259
                                                                      ----------

UTILITIES: GAS DISTRIBUTORS 0.44%
Chesapeake Utilities Corp.                                   1,900            46
                                                                      ----------

UTILITIES: MISCELLANEOUS 1.47%
Waste Industries USA, Inc.                                  14,400    $      155
                                                                      ----------

UTILITIES: WATER 1.73%
Consolidated Water Co.
Ord. Sh.(a)                                                  9,000           183
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $7,462,806)                                                         10,017
                                                                      ==========

                                                         PRINCIPAL
                                                            AMOUNT
                                                             (000)
                                                        ----------
SHORT-TERM INVESTMENT 7.06%

REPURCHASE AGREEMENT 7.06%
Repurchase Agreement
dated 4/30/2004,
1.00% due 5/3/2004
with State Street Bank &
Trust Co. collateralized
by $770,000 of Federal
Home Loan Bank at
1.72% due 3/5/2018;
value: $764,225;
proceeds: $745,983
(Cost $745,921)                                         $      746           746
                                                                      ==========
TOTAL INVESTMENTS
101.91% (Cost $8,208,727)                                             $   10,763
                                                                      ==========

    * Non-income producing security.
  (a) Foreign security traded in U.S. dollars.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2004

                                                                       MICRO-CAP       MICRO-CAP
                                                                     GROWTH FUND      VALUE FUND
ASSETS:
   Investment in securities, at cost                               $   4,597,465   $   7,462,806
------------------------------------------------------------------------------------------------
   Investment in securities, at value                              $   5,380,859   $  10,017,207
   Repurchase agreements, at cost and value                              595,914         745,921
   Receivables:
     Interest and dividends                                                  212           2,137
     Investment securities sold                                           81,024         124,494
     Capital shares sold                                                   3,502           4,378
   Prepaid expenses and other assets                                       2,221              40
------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                        6,063,732      10,894,177
------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                     253,056         302,551
     Management fees                                                       7,898          14,110
     12b-1 distribution fees                                               1,839           3,460
     Fund administration                                                     211             376
     Trustees' fees                                                            -              27
     To Lord, Abbett & Co. LLC                                             2,368          11,258
   Accrued expenses and other liabilities                                 21,965           1,780
------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                     287,337         333,562
================================================================================================
NET ASSETS                                                         $   5,776,395   $  10,560,615
================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                    $   4,922,476   $   7,041,663
Accumulated net investment loss                                          (54,722)       (190,587)
Accumulated net realized gain on investments                             125,247       1,155,138
Net unrealized appreciation on investments                               783,394       2,554,401
------------------------------------------------------------------------------------------------
NET ASSETS                                                         $   5,776,395   $  10,560,615
================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                     $   5,767,109   $  10,536,350
Class Y Shares                                                     $       9,286   $      24,265

OUTSTANDING SHARES BY CLASS (UNLIMITED NUMBER OF AUTHORIZED
  SHARES OF BENEFICIAL INTEREST):
Class A Shares                                                           463,541         470,010
Class Y Shares                                                            739.40        1,078.36

NETASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                     $       12.44   $       22.42
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                    $       13.20   $       23.79
Class Y Shares-Net asset value                                     $       12.56   $       22.50
================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended April 30, 2004

                                                                       MICRO-CAP       MICRO-CAP
                                                                     GROWTH FUND      VALUE FUND
INVESTMENT INCOME:
Dividends                                                          $       3,419   $      41,204
Interest                                                                   1,369           2,166
------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    4,788          43,370
------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                           40,582          75,513
12b-1 distribution plan-Class A                                            9,453          17,578
Shareholder servicing                                                      2,357           2,634
Professional                                                               2,927           3,330
Reports to shareholders                                                    3,164           5,158
Fund administration                                                        1,082           2,014
Custody                                                                    1,707           1,968
Trustees' fees                                                                41             101
Registration                                                               4,916           2,810
Other                                                                          -              60
------------------------------------------------------------------------------------------------
Gross expenses                                                            66,229         111,166
   Expense reductions                                                        (29)            (42)
   Expenses assumed by Lord, Abbett & Co. LLC                             (6,690)           (364)
------------------------------------------------------------------------------------------------
NET EXPENSES                                                              59,510         110,760
------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                      (54,722)        (67,390)
------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                         546,528       1,031,354
Net change in unrealized appreciation on investments                     196,389         187,157
================================================================================================
NET REALIZED AND UNREALIZED GAIN                                         742,917       1,218,511
================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $     688,195   $   1,151,121
================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                      FOR THE SIX MONTHS ENDED
                                                                          APRIL 30, 2004
                                                                   -----------------------------
                                                                       MICRO-CAP       MICRO-CAP
INCREASE IN NET ASSETS                                               GROWTH FUND      VALUE FUND
OPERATIONS:
Net investment loss                                                $     (54,722)  $     (67,390)
Net realized gain on investments                                         546,528       1,031,354
Net change in unrealized appreciation on investments                     196,389         187,157
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     688,195       1,151,121
================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                                     -        (122,771)
   Class Y                                                                     -            (351)
Net realized gain
   Class A                                                                     -        (532,495)
   Class Y                                                                     -          (1,280)
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                            -        (656,897)
================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                        483,539         571,031
Reinvestment of distributions                                                  -         656,889
Cost of shares reacquired                                                (58,379)        (74,789)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                             425,160       1,153,131
================================================================================================
NET INCREASE IN NET ASSETS                                             1,113,355       1,647,355
================================================================================================
NET ASSETS:
Beginning of period                                                    4,663,040       8,913,260
------------------------------------------------------------------------------------------------
END OF PERIOD                                                      $   5,776,395   $  10,560,615
================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                    $     (54,722)  $    (190,587)
================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended October 31, 2003

                                                               MICRO-CAP          MICRO-CAP
INCREASE IN NET ASSETS                                       GROWTH FUND         VALUE FUND
OPERATIONS:
Net investment loss                                      $       (55,992)   $       (56,735)
Net realized gain on investments                                 175,560            713,072
Net change in unrealized appreciation on investments           1,242,069          1,944,037
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           1,361,637          2,600,374
===========================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                                             -            (18,897)
   Class Y                                                             -               (107)
Net realized gain
   Class A                                                             -           (222,077)
   Class Y                                                             -               (596)
-------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                    -           (241,677)
===========================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                990,181          1,066,841
Reinvestment of distributions                                          -            239,810
Cost of shares reacquired                                       (392,729)          (208,835)
-------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS                     597,452          1,097,816
===========================================================================================
NET INCREASE IN NET ASSETS                                     1,959,089          3,456,513
===========================================================================================
NET ASSETS:
Beginning of year                                              2,703,951          5,456,747
-------------------------------------------------------------------------------------------
END OF YEAR                                              $     4,663,040    $     8,913,260
===========================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                               -    $           (75)
===========================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICRO-CAP GROWTH FUND

                                            SIX MONTHS
                                               ENDED                     YEAR ENDED 10/31              5/1/2000(c)
                                             4/30/2004         ----------------------------------          TO
                                            (UNAUDITED)          2003         2002         2001        10/31/2000
PER SHARE OPERATING PERFORMANCE
 (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      10.87        $   7.51     $   9.49     $  13.18     $      16.76
                                           ============        ========     ========     ========     ============

Investment operations

  Net investment income (loss)(a)                  (.12)           (.14)        (.02)           -(f)          (.01)

  Net realized and unrealized gain (loss)          1.69            3.50        (1.95)       (1.34)           (3.57)
                                           ------------        --------     --------     --------     ------------

    Total from investment operations               1.57            3.36        (1.97)       (1.34)           (3.58)
                                           ------------        --------     --------     --------     ------------

Distributions to shareholders from:

  Net investment income                               -               -         (.01)        (.01)               -

  Net realized gain                                   -               -            -        (2.34)               -
                                           ------------        --------     --------     --------     ------------

    Total distributions                               -               -         (.01)       (2.35)               -
                                           ------------        --------     --------     --------     ------------
NET ASSET VALUE, END OF PERIOD             $      12.44        $  10.87     $   7.51     $   9.49     $      13.18
                                           ============        ========     ========     ========     ============

Total Return(b)                                   14.44%(e)       44.74%      (20.81)%     (11.30)%         (21.36)%(e)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                             1.10%(e)        1.75%         .38%         .38%             .18%(e)

  Expenses, excluding waiver and
    expense reductions                             1.23%(e)        2.84%        2.99%        4.02%            1.36%(e)

  Net investment income (loss)                    (1.01)%(e)      (1.60)%       (.24)%        .04%            (.04)%(e)

                                            SIX MONTHS
                                               ENDED                     YEAR ENDED 10/31              5/1/2000(c)
                                             4/30/2004         ----------------------------------          TO
SUPPLEMENTAL DATA:                          (UNAUDITED)          2003         2002         2001        10/31/2000
------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $      5,767        $  4,655     $  2,698     $  2,266     $      2,160

  Portfolio turnover rate                         46.49%         126.71%       34.08%       80.17%          103.33%
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
MICRO-CAP GROWTH FUND

                                         SIX MONTHS
                                            ENDED                           YEAR ENDED 10/31                   12/15/1998(d)
                                          4/30/2004         -----------------------------------------------         TO
                                         (UNAUDITED)          2003         2002         2001         2000       10/31/1999
PER SHARE OPERATING PERFORMANCE
 (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $     10.96        $   7.55     $   9.52     $  13.21     $  12.57     $     10.00
                                         ===========        ========     ========     ========     ========     ===========

Investment operations

  Net investment income (loss)(a)               (.10)           (.11)         .01          .04          .04             .02

  Net realized and
    unrealized gain (loss)                      1.70            3.52        (1.95)       (1.35)        1.73            2.55
                                         -----------        --------     --------     --------     --------     -----------

    Total from investment operations            1.60            3.41        (1.94)       (1.31)        1.77            2.57
                                         -----------        --------     --------     --------     --------     -----------

Distributions to shareholders from:

  Net investment income                            -               -         (.03)        (.04)        (.02)              -

  Net realized gain                                -               -            -        (2.34)       (1.11)              -
                                         -----------        --------     --------     --------     --------     -----------

    Total distributions                            -               -         (.03)       (2.38)       (1.13)              -
                                         -----------        --------     --------     --------     --------     -----------
NET ASSET VALUE, END OF PERIOD           $     12.56        $  10.96     $   7.55     $   9.52     $  13.21     $     12.57
                                         ===========        ========     ========     ========     ========     ===========

Total Return(b)                                14.60%(e)       45.17%      (20.42)%     (11.00)%      14.48%          25.70%(e)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                           .92%(e)        1.42%         .00%         .00%         .00%            .00%(e)

  Expenses, excluding waiver and
    expense reductions                          1.06%(e)        2.51%        2.61%        3.64%        2.33%           1.71%(e)

  Net investment income (loss)                  (.84)%(e)      (1.27)%        .14%         .42%         .22%            .19%(e)

                                         SIX MONTHS
                                            ENDED                           YEAR ENDED 10/31                   12/15/1998(d)
                                          4/30/2004         -----------------------------------------------         TO
SUPPLEMENTAL DATA:                       (UNAUDITED)          2003         2002         2001         2000       10/31/1999
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)        $         9        $      8     $      6     $      7     $      8     $     1,404

  Portfolio turnover rate                      46.49%         126.71%       34.08%       80.17%      103.33%          41.18%
----------------------------------------------------------------------------------------------------------------------------

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Commencement of investment operations.
(e) Not annualized.
(f) Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICRO-CAP VALUE FUND

                                            SIX MONTHS
                                               ENDED                     YEAR ENDED 10/31              5/1/2000(c)
                                             4/30/2004         ----------------------------------          TO
                                            (UNAUDITED)          2003         2002         2001        10/31/2000
PER SHARE OPERATING PERFORMANCE
 (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      21.43        $  15.56     $  15.68     $  15.90     $      13.13
                                           ============        ========     ========     ========     ============

Investment operations

  Net investment income (loss)(a)                  (.15)           (.14)         .05          .10              .07

  Net realized and unrealized gain                 2.72            6.69          .60         2.20             2.70
                                           ------------        --------     --------     --------     ------------

    Total from investment operations               2.57            6.55          .65         2.30             2.77
                                           ------------        --------     --------     --------     ------------

Distributions to shareholders from:

  Net investment income                            (.30)           (.05)        (.05)        (.14)               -

  Net realized gain                               (1.28)           (.63)        (.72)       (2.38)               -
                                           ------------        --------     --------     --------     ------------

    Total distributions                           (1.58)           (.68)        (.77)       (2.52)               -
                                           ------------        --------     --------     --------     ------------
NET ASSET VALUE, END OF PERIOD             $      22.42        $  21.43     $  15.56     $  15.68     $      15.90
                                           ============        ========     ========     ========     ============

Total Return(b)                                   12.69%(e)       43.80%        4.12%       17.16%           21.10%(e)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                             1.10%(e)        1.73%         .38%         .38%             .17%(e)

  Expenses, excluding waiver and
    expense reductions                             1.11%(e)        2.18%        2.76%        3.08%            1.50%(e)

  Net investment income (loss)                     (.67)%(e)       (.84)%        .31%         .64%             .49%(e)

                                            SIX MONTHS
                                               ENDED                     YEAR ENDED 10/31              5/1/2000(c)
                                             4/30/2004         ----------------------------------          TO
SUPPLEMENTAL DATA:                          (UNAUDITED)          2003         2002         2001        10/31/2000
------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)          $     10,537        $  8,892     $  5,442     $  4,889     $      2,032

  Portfolio turnover rate                         24.64%          48.55%       36.02%       52.63%           82.02%
------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
MICRO-CAP VALUE FUND

                                         SIX MONTHS
                                            ENDED                           YEAR ENDED 10/31                   12/15/1998(d)
                                          4/30/2004         -----------------------------------------------         TO
                                         (UNAUDITED)          2003         2002         2001         2000       10/31/1999
PER SHARE OPERATING PERFORMANCE
 (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $     21.53        $  15.63     $  15.72     $  15.92     $  10.75     $     10.00
                                         ===========        ========     ========     ========     ========     ===========

Investment operations

  Net investment income (loss)(a)               (.11)           (.09)         .12          .16          .14             .12

  Net realized and unrealized gain              2.71            6.73          .59         2.19         5.19             .63
                                         -----------        --------     --------     --------     --------     -----------

    Total from investment operations            2.60            6.64          .71         2.35         5.33             .75
                                         -----------        --------     --------     --------     --------     -----------

Distributions to shareholders from:

  Net investment income                         (.35)           (.11)        (.08)        (.17)        (.09)              -

  Net realized gain                            (1.28)           (.63)        (.72)       (2.38)        (.07)              -
                                         -----------        --------     --------     --------     --------     -----------

    Total distributions                        (1.63)           (.74)        (.80)       (2.55)        (.16)              -
                                         -----------        --------     --------     --------     --------     -----------
NET ASSET VALUE, END OF PERIOD           $     22.50        $  21.53     $  15.63     $  15.72     $  15.92     $     10.75
                                         ===========        ========     ========     ========     ========     ===========

Total Return(b)                                12.83%(e)       44.35%        4.51%       17.48%       50.12%           7.60%(e)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waiver and
    expense reductions                           .92%(e)        1.41%         .00%         .00%         .00%            .00%(e)

  Expenses, excluding waiver and
    expense reductions                           .93%(e)        1.86%        2.38%        2.70%        2.50%           1.80%(e)

  Net investment income (loss)                  (.49)%(e)       (.52)%        .69%        1.02%        1.15%           1.08%(e)

                                         SIX MONTHS
                                            ENDED                          YEAR ENDED 10/31                    12/15/1998(d)
                                          4/30/2004         -----------------------------------------------         TO
SUPPLEMENTAL DATA:                       (UNAUDITED)          2003         2002         2001         2000       10/31/1999
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)        $        24        $     21     $     15     $     14     $     12     $     1,152

  Portfolio turnover rate                      24.64%          48.55%       36.02%       52.63%       82.02%          30.38%
----------------------------------------------------------------------------------------------------------------------------

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Commencement of investment operations.
(e) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company organized as a Delaware business trust on February 26, 1993. The Trust currently consists of seven funds. This report covers the following two Funds and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett Micro-Cap Growth Fund ("Micro-Cap Growth Fund"), Class A and Y shares and Lord Abbett Micro-Cap Value Fund ("Micro-Cap Value Fund"), Class A and Y shares. The investment objective of both Micro-Cap Growth Fund and Micro-Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class Y shares, although there may be a contingent deferred sales charge ("CDSC") for certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Trust that do not specifically relate to an individual fund are allocated to the Funds within the Trust on a pro rata basis. Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear all expenses and fees relating to the Class A 12b-1 Distribution Plan.

(f) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Trust's investment portfolios.

The management fee is based on average daily net assets at an annual rate of 1.50%.

Lord Abbett is currently reimbursing expenses for each Fund to the extent necessary to maintain total operating expenses for Class A at 2.20% and Class Y at 1.85% of average daily net assets. Lord Abbett may stop reimbursing such expenses at any time.

Lord Abbett provides certain administrative services to the Funds pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS
Each Fund has adopted a distribution plan with respect to the Class A shares of the Micro-Cap Growth Fund and Micro-Cap Value Fund pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily based upon the average daily net assets attributable to Class A at an annual rate of .25% and .10%, respectively.

Class Y does not have a distribution plan.

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended April 30, 2004 and the fiscal year ended October 31, 2003 are as follows:

                                         MICRO-CAP GROWTH FUND         MICRO-CAP VALUE FUND
-----------------------------------------------------------------------------------------------
                                         4/30/2004     10/31/2003      4/30/2004    10/31/2003
                                       (UNAUDITED)                   (UNAUDITED)
-----------------------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income                    $          -   $          -   $    123,122   $    241,677
   Net long-term capital gains                   -              -        533,775              -
-----------------------------------------------------------------------------------------------
Total distributions paid              $          -   $          -   $    656,897   $    241,677
===============================================================================================

At October 31, 2003, Micro-Cap Growth had a capital loss carryforward in the amount of $421,281, which expires in 2010.

As of April 30, 2004, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

                                  MICRO-CAP GROWTH FUND     MICRO-CAP VALUE FUND
--------------------------------------------------------------------------------
Tax cost                                   $  5,193,379             $  8,208,727
--------------------------------------------------------------------------------
Gross unrealized gain                         1,212,002                2,640,871
Gross unrealized loss                          (428,608)                 (86,470)
--------------------------------------------------------------------------------
   Net unrealized security gain            $    783,394             $  2,554,401
================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows for the six months ended April 30, 2004:

                                              PURCHASES           SALES
-----------------------------------------------------------------------
Micro-Cap Growth                           $  2,380,554    $  2,396,157
Micro-Cap Value                               2,815,187       2,347,957

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2004.

6.  TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statements of Operations and in Trustees' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Trust's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating each Fund's NAV.

9.  INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro-Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund's volatility. In the case of the Micro-Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time. These factors can affect the Funds' performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of authorized shares of beneficial interest.

MICRO-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                SIX MONTHS ENDED                      YEAR ENDED
                      APRIL 30, 2004 (UNAUDITED)                OCTOBER 31, 2003
--------------------------------------------------------------------------------
CLASS A SHARES            SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------
Shares sold               40,510    $    483,539         112,263    $    990,181
Shares reaquired          (5,109)        (58,379)        (43,307)       (392,729)
--------------------------------------------------------------------------------
Increase                  35,401    $    425,160          68,956    $    597,452
--------------------------------------------------------------------------------

CLASS Y SHARES
--------------------------------------------------------------------------------
Increase                       -    $          -               -    $          -
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

MICRO-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                 SIX MONTHS ENDED                    YEAR ENDED
                                       APRIL 30, 2004 (UNAUDITED)              OCTOBER 31, 2003
-----------------------------------------------------------------------------------------------
CLASS A SHARES                            SHARES          AMOUNT          SHARES         AMOUNT
-----------------------------------------------------------------------------------------------
Shares sold                                 26,485   $    571,031         61,900   $  1,066,841
Reinvestment of distributions               32,042        655,258         15,556        239,107
Shares reaquired                            (3,345)       (74,789)       (12,443)      (208,835)
-----------------------------------------------------------------------------------------------
Increase                                    55,182   $  1,151,500         65,013   $  1,097,113
-----------------------------------------------------------------------------------------------

CLASS Y SHARES
-----------------------------------------------------------------------------------------------
Reinvestment of distributions                79.60   $      1,631             46   $        703
-----------------------------------------------------------------------------------------------
Increase                                     79.60   $      1,631             46   $        703
-----------------------------------------------------------------------------------------------

All of the outstanding capital shares of Micro-Cap Growth Fund and Micro-Cap Value Fund are held by Lord Abbett and partners and employees of Lord Abbett.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Trust expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Trust will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Forms N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

    This report when not used for the general
  information of shareholders of the Fund, is to
  be distributed only if preceded or accompanied          Lord Abbett Securities Trust
           by a current Fund Prospectus.                        Lord Abbett Micro-Cap Growth Fund
                                                                Lord Abbett Micro-Cap Value Fund

  Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                                                                               LAMC-3-4/04
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                                         6/04

ITEM 2:         CODE OF ETHICS.
                Not applicable

ITEM 3:         AUDIT COMMITTEE FINANCIAL EXPERT.
                Not applicable.

ITEM 4-8:       [RESERVED]

ITEM 9:         SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
                Not Applicable.

ITEM 10:        CONTROLS AND PROCEDURES.

         (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of June 21, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

         (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:        EXHIBITS.

ITEM 11(a):     NOT APPLICABLE.

ITEM 11(b):
           (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

           (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    Lord Abbett Securities Trust

                                    /s/ ROBERT S. DOW
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ JOAN A. BINSTOCK
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date:  June 21, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    Lord Abbett Securities Trust


                                    /s/ ROBERT S. DOW
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ JOAN A. BINSTOCK
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President

Date: June 21, 2004